UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Annual Report November 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	30.26%	19.19%	11.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$28,426	Fidelity® Nasdaq Composite Index® Fund
$28,861	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 22.87% for the year ending November 30, 2017, rising steadily and closing the period at an all-time high after a particularly strong three-month finish. Early on, equities rallied on optimism for President Trump’s pro-business agenda but leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end with consumer sentiment and other market indicators staying positive. The lone exception was a brief cooldown in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, info tech (+41%) led by a wide margin, surging amid strong earnings growth from several major index constituents. Utilities and financials each gained about 25%, the latter group riding an uptick in bond yields. Conversely, consumer discretionary (+20%) also rose solidly but lagged the broader market, as many brick-and-mortar retailers continued to suffer from increased online competition. Rising interest rates held back real estate (+16%), while consumer staples (+15%) and telecom (+1%) struggled due to investors’ general preference for risk assets. Lastly, sluggish oil prices pushed energy to a -4% return.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 30.26%, close to in line with the 30.55% return of the benchmark NASDAQ Composite Index®. The fund’s strong results reflected the broad market rally, especially the robust performance of the technology sector – which made up nearly half of the index weighting and supplied most of the fund’s top individual contributors in absolute terms. For example, Alphabet added significant value, as the parent of Internet search giant Google maintained strong earnings growth. Other tech stocks that generated healthy financial results included Apple, which benefited from growing demand for its iPhone® mobile devices; social-networking leader Facebook, which continued to generate strong advertising revenue; and software manufacturer Microsoft, whose shift in business strategy toward cloud computing and subscription-based software has proved profitable. Also, in consumer discretionary, internet retailer Amazon.com continued to solidify its dominant competitive position. In contrast, only the energy sector lost ground this period. The biggest individual detractor was Celgene, a biotech company whose stock plunged in October on weak quarterly sales and unfavorable results from a late-stage drug trial.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.5	8.4
Microsoft Corp.	6.2	5.7
Amazon.com, Inc.	4.9	5.0
Facebook, Inc. Class A	4.0	3.8
Alphabet, Inc. Class C	3.4	3.5
Alphabet, Inc. Class A	3.0	3.1
Intel Corp.	2.0	1.8
Cisco Systems, Inc.	1.8	1.7
Comcast Corp. Class A	1.7	2.1
Amgen, Inc.	1.2	1.2
	36.7

Top Market Sectors as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.7	48.8
Consumer Discretionary	17.0	18.8
Health Care	11.6	11.8
Financials	6.9	6.5
Industrials	4.3	4.2
Consumer Staples	4.2	4.8
Real Estate	1.0	1.0
Telecommunication Services	0.8	0.9
Energy	0.5	0.5
Materials	0.5	0.5

Asset Allocation (% of fund's net assets)

As of November 30, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.8%

As of May 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.6%

Investments November 30, 2017

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.2%
ADOMANI, Inc. (a)	20,373	$66,212
China Automotive Systems, Inc. (b)	13,333	66,932
China XD Plastics Co. Ltd. (b)	20,593	99,876
Clean Diesel Technologies, Inc. (a)(b)	6,822	14,190
Dorman Products, Inc. (a)(b)	16,706	1,141,187
Fox Factory Holding Corp. (a)(b)	17,194	670,566
Gentex Corp.	135,699	2,779,116
Gentherm, Inc. (b)	17,068	614,448
Kandi Technolgies, Inc. (a)(b)	24,321	165,383
Motorcar Parts of America, Inc. (b)	8,020	209,001
Shiloh Industries, Inc. (b)	6,437	54,972
SORL Auto Parts, Inc. (a)(b)	7,832	57,722
Strattec Security Corp.	1,501	66,194
The Goodyear Tire & Rubber Co. (a)	117,395	3,800,076
VOXX International Corp. (a)(b)	10,039	67,763
Workhorse Group, Inc. (a)(b)	7,435	20,967
		9,894,605
Automobiles - 0.5%
Tesla, Inc. (a)(b)	78,321	24,189,441
Distributors - 0.2%
Core-Mark Holding Co., Inc. (a)	20,940	694,370
Educational Development Corp.	1,826	25,473
LKQ Corp. (b)	145,543	5,737,305
Pool Corp.	19,139	2,404,624
Weyco Group, Inc.	6,604	186,299
		9,048,071
Diversified Consumer Services - 0.1%
American Public Education, Inc. (b)	7,614	204,436
Ascent Capital Group, Inc. (a)(b)	4,553	54,818
Cambium Learning Group, Inc. (b)	24,233	143,459
Capella Education Co.	5,432	463,350
Career Education Corp. (b)	32,711	434,075
Collectors Universe, Inc.	6,290	181,718
Grand Canyon Education, Inc. (b)	22,949	2,179,237
Houghton Mifflin Harcourt Co. (b)	58,152	566,982
Laureate Education, Inc. Class A	17,156	233,836
Liberty Tax, Inc.	6,002	71,724
Lincoln Educational Services Corp. (b)	11,240	24,503
National American University Holdings, Inc.	1,594	2,582
Strayer Education, Inc. (a)	5,136	509,645
Tarena International, Inc. ADR (a)	14,519	195,861
		5,266,226
Hotels, Restaurants & Leisure - 2.3%
BJ's Restaurants, Inc.	9,481	338,946
Bloomin' Brands, Inc.	43,364	931,025
Bojangles', Inc. (a)(b)	17,912	240,916
Bravo Brio Restaurant Group, Inc. (a)(b)	8,076	17,363
Buffalo Wild Wings, Inc. (b)	7,443	1,160,736
Caesars Entertainment Corp. (b)	176,485	2,338,426
Carrols Restaurant Group, Inc. (b)	16,735	221,739
Century Casinos, Inc. (b)	18,295	165,570
China Lodging Group Ltd. ADR	15,683	1,673,533
Churchill Downs, Inc.	8,109	1,905,615
Chuy's Holdings, Inc. (a)(b)	9,648	240,235
Cracker Barrel Old Country Store, Inc. (a)	10,691	1,671,324
Dave & Buster's Entertainment, Inc. (b)	19,412	1,029,418
Del Frisco's Restaurant Group, Inc. (b)	13,130	191,042
Del Taco Restaurants, Inc. (b)	19,100	234,548
Denny's Corp. (b)	32,949	446,459
Diversified Restaurant Holdings, Inc. (b)	14,071	22,514
Dunkin' Brands Group, Inc. (a)	41,833	2,497,430
El Pollo Loco Holdings, Inc. (a)(b)	18,252	192,559
Eldorado Resorts, Inc. (a)(b)	21,670	663,102
Empire Resorts, Inc. (a)(b)	13,439	352,774
Famous Dave's of America, Inc. (a)(b)	1,737	8,424
Fiesta Restaurant Group, Inc. (a)(b)	12,371	233,812
Fogo de Chao, Inc. (a)(b)	10,160	118,364
Gaming Partners International Corp.	2,789	31,516
GigaMedia Ltd. (b)	1,007	2,890
Golden Entertainment, Inc. (b)	10,381	356,276
Good Times Restaurants, Inc. (b)	8,038	19,693
Habit Restaurants, Inc. Class A (a)(b)	1,854	17,335
Iao Kun Group Holding Co. Ltd. (a)(b)	2,493	4,462
ILG, Inc.	60,854	1,709,389
Inspired Entertainment, Inc. (a)(b)	11,329	104,227
International Speedway Corp. Class A	11,620	479,325
Jack in the Box, Inc.	13,659	1,413,843
Jamba, Inc. (a)(b)	10,202	87,431
Kona Grill, Inc. (a)(b)	389	846
Lindblad Expeditions Holdings (b)	25,744	264,133
Marriott International, Inc. Class A	174,195	22,122,765
Melco Crown Entertainment Ltd. sponsored ADR	78,884	2,059,661
Monarch Casino & Resort, Inc. (b)	8,252	387,266
Nathan's Famous, Inc.	2,069	196,141
Noodles & Co. (a)(b)	13,827	69,826
Norwegian Cruise Line Holdings Ltd. (b)	106,572	5,771,940
Papa John's International, Inc. (a)	17,421	1,018,432
Papa Murphy's Holdings, Inc. (b)	5,342	34,670
Peak Resorts, Inc.	8,205	41,846
Penn National Gaming, Inc. (a)(b)	38,778	1,115,255
Pinnacle Entertainment, Inc. (b)	25,467	781,328
Playa Hotels & Resorts NV	50,596	538,341
Potbelly Corp. (a)(b)	13,868	178,204
Rave Restaurant Group, Inc. (a)(b)	4,931	8,087
RCI Hospitality Holdings, Inc.	4,425	145,715
Red Robin Gourmet Burgers, Inc. (a)(b)	6,025	315,710
Red Rock Resorts, Inc. (a)	19,904	614,038
Ruth's Hospitality Group, Inc.	14,891	319,412
Scientific Games Corp. Class A (a)(b)	40,330	2,123,375
Sonic Corp. (a)	19,487	497,308
Starbucks Corp. (a)	675,933	39,082,446
Texas Roadhouse, Inc. Class A	32,695	1,669,734
The Cheesecake Factory, Inc. (a)	18,583	911,310
The Stars Group, Inc. (a)(b)	68,790	1,577,187
Town Sports International Holdings, Inc. (b)	11,510	69,060
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	157,465
Wendy's Co. (a)	123,269	1,835,475
Wingstop, Inc. (a)	13,218	518,013
Wynn Resorts Ltd.	47,827	7,560,492
		113,107,742
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	10,548	193,556
Bassett Furniture Industries, Inc.	4,936	189,542
Cavco Industries, Inc. (b)	4,248	650,581
Flexsteel Industries, Inc.	3,693	192,036
Garmin Ltd. (a)	87,619	5,439,388
GoPro, Inc. Class A (a)(b)	47,479	405,471
Green Brick Partners, Inc. (b)	26,169	315,336
Helen of Troy Ltd. (b)	12,508	1,118,215
Hooker Furniture Corp.	5,310	265,500
iRobot Corp. (a)(b)	12,667	869,210
LGI Homes, Inc. (a)(b)	10,122	710,666
Lifetime Brands, Inc.	8,666	156,855
Live Ventures, Inc. (b)	1,151	16,609
Nova LifeStyle, Inc. (a)(b)	8,342	17,018
PICO Holdings, Inc.	11,230	147,113
SGOCO Technology Ltd. (b)	250	283
SodaStream International Ltd. (a)(b)	9,994	703,378
Stanley Furniture Co., Inc.	825	701
Turtle Beach Corp. (a)(b)	11,692	6,080
Universal Electronics, Inc. (b)	6,788	360,443
Vuzix Corp. (a)(b)	9,564	58,819
Zagg, Inc. (b)	13,152	268,958
		12,085,758
Internet & Direct Marketing Retail - 7.5%
1-800-FLOWERS.com, Inc. Class A (b)	19,529	200,172
Amazon.com, Inc. (b)	201,160	236,715,030
CafePress, Inc. (b)	7,596	13,749
Cnova NV (a)(b)	182,614	1,004,377
Ctrip.com International Ltd. ADR (a)(b)	215,441	9,927,521
Duluth Holdings, Inc. (a)(b)	13,629	258,815
EVINE Live, Inc. (b)	24,735	35,866
Expedia, Inc.	65,225	7,990,063
Gaia, Inc. Class A (b)	8,006	102,077
Groupon, Inc. (a)(b)	261,641	1,475,655
HSN, Inc.	24,487	995,397
JD.com, Inc. sponsored ADR (a)(b)	431,085	16,144,133
Lands' End, Inc. (a)(b)	15,442	188,392
Liberty Expedia Holdings, Inc.	27,353	1,233,073
Liberty Interactive Corp. QVC Group (b)	141	3,497
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	39,667	2,213,815
Series A (b)	198,673	4,847,621
Liberty TripAdvisor Holdings, Inc. (b)	35,087	328,063
MakeMyTrip Ltd. (a)(b)	27,370	832,048
Netflix, Inc. (b)	202,386	37,963,566
NutriSystem, Inc. (a)	13,702	695,377
Overstock.com, Inc. (a)(b)	12,677	597,087
PetMed Express, Inc. (a)	9,438	371,385
Priceline Group, Inc. (a)(b)	22,939	39,907,208
Shutterfly, Inc. (a)(b)	15,058	665,262
TripAdvisor, Inc. (a)(b)	46,412	1,606,783
U.S. Auto Parts Network, Inc. (b)	15,907	37,541
		366,353,573
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	25,804	362,030
Clarus Corp. (b)	14,880	114,576
Escalade, Inc.	6,771	92,086
Hasbro, Inc.	58,322	5,425,112
Johnson Outdoors, Inc. Class A	3,990	291,829
Malibu Boats, Inc. Class A (b)	8,787	274,682
Mattel, Inc. (a)	155,090	2,830,393
MCBC Holdings, Inc. (b)	10,951	258,444
Summer Infant, Inc. (b)	1,750	2,625
		9,651,777
Media - 4.4%
AirMedia Group, Inc. ADR (a)(b)	20,876	44,257
AMC Networks, Inc. Class A (a)(b)	27,432	1,413,845
Beasley Broadcast Group, Inc. Class A (a)	6,549	74,331
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	321,606
Charter Communications, Inc. Class A (b)	120,730	39,383,333
Comcast Corp. Class A	2,201,453	82,642,546
Daily Journal Corp. (a)(b)	886	208,768
Discovery Communications, Inc.:
Class A (a)(b)	73,491	1,397,799
Class B (b)	615	12,146
Class C (non-vtg.) (a)(b)	20,869	377,312
DISH Network Corp. Class A (b)	106,238	5,380,955
Emmis Communications Corp. Class A (b)	7,203	26,291
Global Eagle Entertainment, Inc. (a)(b)	9,969	27,215
Hemisphere Media Group, Inc. (a)(b)	14,863	166,466
Insignia Systems, Inc.	738	1,166
Liberty Broadband Corp.:
Class A (a)(b)	12,517	1,072,832
Class C (b)	72,343	6,290,224
Liberty Global PLC:
Class A (a)(b)	106,784	3,391,460
Class B (b)	327	10,301
Class C (b)	280,028	8,633,263
LiLAC Class A (a)(b)	21,398	445,078
LiLAC Class C (b)	57,774	1,198,811
Liberty Media Corp.:
Class B (b)	5	202
Liberty Braves Class A (b)	5,015	113,439
Liberty Braves Class C (a)(b)	18,405	416,689
Liberty Formula One Group Series C (a)(b)	87,039	3,168,220
Liberty Media Class A (a)(b)	13,275	461,837
Liberty SiriusXM Series A (b)	49,200	2,005,884
Liberty SiriusXM Series C (b)	105,863	4,320,269
Loral Space & Communications Ltd. (b)	9,956	464,945
MDC Partners, Inc. Class A (a)(b)	25,894	300,370
News Corp.:
Class A	180,040	2,909,446
Class B	94,033	1,542,141
Nexstar Broadcasting Group, Inc. Class A (a)	21,749	1,476,757
Reading International, Inc. Class A (b)	14,207	226,886
Salem Communications Corp. Class A	10,029	48,139
Scholastic Corp.	15,677	644,638
Scripps Networks Interactive, Inc. Class A	44,830	3,668,887
Sinclair Broadcast Group, Inc. Class A (a)	35,304	1,202,101
Sirius XM Holdings, Inc. (a)	2,170,589	11,938,240
tronc, Inc. (b)	17,961	318,089
Twenty-First Century Fox, Inc.:
Class A	491,825	15,708,891
Class B	374,496	11,665,550
Urban One, Inc. Class D (non-vtg.) (b)	18,618	28,858
Viacom, Inc. Class A (a)	20,818	708,853
Videocon d2h Ltd. sponsored ADR (b)	19,046	181,699
VisionChina Media, Inc. ADR (b)(c)	1,079	2,449
		216,043,484
Multiline Retail - 0.3%
Dollar Tree, Inc. (b)	110,825	11,388,377
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	28,747	1,364,045
		12,752,422
Specialty Retail - 0.9%
America's Car Mart, Inc. (b)	3,745	173,955
Ascena Retail Group, Inc. (a)(b)	16,796	39,303
bebe stores, Inc. (b)	4,556	25,058
Bed Bath & Beyond, Inc. (a)	927	20,756
Big 5 Sporting Goods Corp. (a)	962	7,263
Citi Trends, Inc.	7,084	182,696
Conn's, Inc. (a)(b)	13,906	429,695
DavidsTea, Inc. (b)	13,680	55,746
Destination XL Group, Inc. (a)(b)	28,678	58,073
Finish Line, Inc. Class A (a)	1,731	18,677
Five Below, Inc. (a)(b)	26,182	1,618,048
Hibbett Sports, Inc. (a)(b)	1,008	20,110
Kirkland's, Inc. (b)	8,678	112,901
Michaels Companies, Inc. (a)(b)	87,115	1,881,684
Monro, Inc. (a)	15,072	760,382
O'Reilly Automotive, Inc. (b)	41,343	9,765,630
Office Depot, Inc.	237,787	777,563
Rent-A-Center, Inc. (a)	24,995	280,944
Ross Stores, Inc.	182,761	13,895,319
Sears Hometown & Outlet Stores, Inc. (a)(b)	5,875	9,694
Shagrir Group Vehicle Services Ltd.	902	5,936
Shoe Carnival, Inc. (a)	5,680	152,110
Sleep Number Corp. (a)(b)	19,360	681,278
Sportsman's Warehouse Holdings, Inc. (a)(b)	4,732	23,849
Tandy Leather Factory, Inc. (b)	5,773	42,720
The Children's Place Retail Stores, Inc. (a)	8,885	1,180,817
Tile Shop Holdings, Inc.	23,385	194,096
Tractor Supply Co. (a)	59,644	4,070,107
Trans World Entertainment Corp. (b)	3,661	5,858
TravelCenters of America LLC (b)	16,708	76,021
Ulta Beauty, Inc.	28,930	6,414,070
Urban Outfitters, Inc. (a)(b)	56,852	1,769,234
Winmark Corp.	2,210	293,709
Zumiez, Inc. (a)(b)	11,357	247,583
		45,290,885
Textiles, Apparel & Luxury Goods - 0.2%
Charles & Colvard Ltd. (b)	4,097	5,367
Columbia Sportswear Co.	33,751	2,373,033
Crocs, Inc. (b)	36,417	398,038
Crown Crafts, Inc.	8,885	57,308
Differential Brands Group, Inc. (b)	3,423	3,800
G-III Apparel Group Ltd. (a)(b)	22,986	707,969
Kingold Jewelry, Inc. (a)(b)	26,949	58,210
Lakeland Industries, Inc. (b)	4,094	56,702
lululemon athletica, Inc. (b)	58,344	3,906,714
Perry Ellis International, Inc. (b)	7,581	185,507
PetIQ, Inc. Class A (a)	7,223	160,206
Rocky Brands, Inc.	3,022	53,489
Sequential Brands Group, Inc. (a)(b)	4,522	8,004
Steven Madden Ltd. (b)	28,844	1,233,081
Superior Uniform Group, Inc.	8,722	221,800
Vera Bradley, Inc. (b)	18,019	159,468
		9,588,696

TOTAL CONSUMER DISCRETIONARY		833,272,680

CONSUMER STAPLES - 4.2%
Beverages - 0.4%
Celsius Holdings, Inc. (a)(b)	20,516	99,092
Coca-Cola Bottling Co. Consolidated (a)	3,557	767,280
Craft Brew Alliance, Inc. (a)(b)	9,106	177,112
MGP Ingredients, Inc. (a)	7,915	588,480
Monster Beverage Corp. (b)	267,290	16,751,064
National Beverage Corp. (a)	22,192	2,421,591
New Age Beverages Corp. (a)	1,628	3,679
Primo Water Corp. (b)	16,217	212,605
		21,020,903
Food & Staples Retailing - 1.7%
Andersons, Inc.	13,631	440,281
Casey's General Stores, Inc. (a)	18,329	2,213,227
Chefs' Warehouse Holdings (a)(b)	14,483	293,281
China Jo-Jo Drugstores, Inc. (b)	8,777	13,078
Costco Wholesale Corp.	205,138	37,833,601
G Willi-Food International Ltd.	4,242	27,234
Ingles Markets, Inc. Class A	4,356	120,879
PriceSmart, Inc. (a)	14,613	1,249,412
SpartanNash Co.	18,179	460,838
Sprouts Farmers Market LLC (a)(b)	69,262	1,619,346
United Natural Foods, Inc. (a)(b)	25,418	1,220,572
Village Super Market, Inc. Class A (a)	7,169	183,885
Walgreens Boots Alliance, Inc.	501,321	36,476,116
		82,151,750
Food Products - 2.0%
Alico, Inc.	5,485	175,794
Blue Buffalo Pet Products, Inc. (a)(b)	92,919	2,853,542
Bob Evans Farms, Inc.	8,692	678,324
Bridgford Foods Corp. (b)	457	5,735
Cal-Maine Foods, Inc. (a)(b)	20,279	1,008,880
Calavo Growers, Inc. (a)	8,127	620,903
Farmer Brothers Co. (a)(b)	8,092	276,746
Freshpet, Inc. (a)(b)	16,233	308,427
Hostess Brands, Inc. Class A (a)(b)	46,604	655,252
Inventure Foods, Inc. (a)(b)	6,705	26,820
J&J Snack Foods Corp. (a)	8,709	1,316,017
John B. Sanfilippo & Son, Inc. (a)	4,208	254,247
Lancaster Colony Corp.	12,636	1,684,126
Landec Corp. (b)	15,078	188,475
Lifeway Foods, Inc. (b)	8,620	87,752
Limoneira Co. (a)	8,821	223,701
Mondelez International, Inc.	704,155	30,236,416
Origin Agritech Ltd. (a)(b)	10,619	13,061
Pilgrim's Pride Corp. (a)(b)	117,191	4,297,394
Pingtan Marine Enterprise Ltd. (a)	37,129	108,788
S&W Seed Co. (a)(b)	8,920	30,328
S&W Seed Co. rights 12/19/17 (b)	1,328	0
Sanderson Farms, Inc. (a)	10,782	1,829,598
Seneca Foods Corp. Class A (b)	5,997	205,997
SkyPeople Fruit Juice, Inc. (a)(b)	213	300
Snyders-Lance, Inc. (a)	44,469	1,720,061
SunOpta, Inc. (a)(b)	40,279	318,204
The Hain Celestial Group, Inc. (a)(b)	47,510	1,952,661
The Kraft Heinz Co. (a)	569,196	46,315,479
The Simply Good Foods Co. (a)	32,491	430,181
		97,823,209
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	24,373	940,067
WD-40 Co. (a)	6,602	788,279
		1,728,346
Personal Products - 0.0%
Inter Parfums, Inc.	14,573	645,584
LifeVantage Corp. (b)	12,732	67,607
Mannatech, Inc.	1,439	20,218
Natural Alternatives International, Inc. (b)	3,874	39,805
Natural Health Trends Corp. (a)	6,237	111,954
Nature's Sunshine Products, Inc.	9,832	126,341
Neptune Technologies & Bioressources, Inc. (a)(b)	39,978	61,354
Reliv International, Inc. (b)	131	630
The Female Health Co. (b)	6,933	7,488
United-Guardian, Inc.	2,237	38,029
		1,119,010

TOTAL CONSUMER STAPLES		203,843,218

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	26,965	295,267
CSI Compressco LP	16,799	85,171
Dawson Geophysical Co. (b)	7,613	37,304
ENGlobal Corp. (b)	12,532	10,026
Geospace Technologies Corp. (a)(b)	5,591	81,852
Gulf Island Fabrication, Inc.	4,642	58,953
Mammoth Energy Services, Inc. (a)(b)	24,626	464,200
Matrix Service Co. (a)(b)	12,700	217,170
Mitcham Industries, Inc. (b)	6,441	24,218
NCS Multistage Holdings, Inc. (a)	20,000	336,000
Patterson-UTI Energy, Inc.	103,454	2,233,572
PHI, Inc. (non-vtg.) (b)	5,044	64,916
Profire Energy, Inc. (b)	22,102	40,005
RigNet, Inc. (b)	7,510	120,911
SAExploration Holdings, Inc. (a)(b)	7,848	12,949
SAExploration Holdings, Inc.:
warrants 7/27/21 (b)(d)	30	1
warrants 7/27/21 (b)(d)	30	1
Smart Sand, Inc. (a)	18,093	144,201
Synthesis Energy Systems, Inc. (a)(b)	57,476	22,358
		4,249,075
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (b)	86,340	178,724
Aemetis, Inc. (b)	5,390	3,611
Alliance Holdings GP, LP	22,611	558,944
Alliance Resource Partners LP	51,724	943,963
Amplify Energy Corp. warrants 5/4/22	717	0
Approach Resources, Inc. (a)(b)	47,642	119,105
Blueknight Energy Partners LP	24,490	128,573
Calumet Specialty Products Partners LP (b)	20,627	177,392
Capital Product Partners LP	39,425	124,189
Carrizo Oil & Gas, Inc. (a)(b)	12,298	237,720
Centennial Resource Development, Inc. Class A (a)(b)	126,187	2,560,334
Clean Energy Fuels Corp. (a)(b)	69,755	156,949
Diamondback Energy, Inc. (b)	46,554	5,088,818
Dorchester Minerals LP	14,797	220,475
Extraction Oil & Gas, Inc. (a)(b)	82,516	1,242,691
Gevo, Inc. (a)(b)	2,306	1,407
Golar LNG Ltd. (a)	47,565	1,175,331
Golar LNG Partners LP	20,690	413,593
Green Plains Partners LP	7,983	150,879
Green Plains, Inc.	18,786	316,544
Gulfport Energy Corp. (b)	87,362	1,118,234
Hallador Energy Co. (a)	17,199	112,825
Hongli Clean Energy Technologies Corp. (a)(b)(c)	448	2,074
Isramco, Inc. (b)	1,333	158,360
Legacy Reserves LP (b)	25,959	40,236
Lonestar Resources U.S., Inc. (a)(b)	8,876	31,687
Marine Petroleum Trust	339	1,271
Martin Midstream Partners LP	10,081	135,589
Mid-Con Energy Partners LP (b)	9,638	9,060
Nextdecade Corp. (a)(b)	15,748	149,763
Pacific Ethanol, Inc. (a)(b)	18,137	81,617
PDC Energy, Inc. (a)(b)	32,320	1,485,104
Penn Virginia Corp.	3,480	119,399
PrimeEnergy Corp. (b)	309	16,068
Ramaco Resources, Inc. (a)	9,668	45,923
Renewable Energy Group, Inc. (a)(b)	19,160	217,466
Rex Energy Corp. (a)(b)	4,959	9,125
StealthGas, Inc. (b)	17,223	68,375
Tellurian, Inc. (a)(b)	84,820	1,070,428
Torchlight Energy Resources, Inc. (a)(b)	26,806	30,291
TransGlobe Energy Corp. (b)	26,813	39,072
U.S. Energy Corp. (b)	529	635
Ultra Petroleum Corp. (a)	91,937	881,676
Vertex Energy, Inc. (b)	16,128	14,354
Viper Energy Partners LP	47,642	999,529
Westwater Resources, Inc. (a)(b)	11,627	11,743
Zion Oil & Gas, Inc. (a)(b)	18,712	37,985
		20,687,131

TOTAL ENERGY		24,936,206

FINANCIALS - 6.9%
Banks - 3.2%
1st Constitution Bancorp	4,489	81,924
1st Source Corp.	12,057	620,333
Access National Corp.	9,903	291,643
ACNB Corp.	2,277	66,033
Allegiance Bancshares, Inc. (b)	5,819	231,887
American National Bankshares, Inc.	4,967	204,392
American River Bankshares	3,241	48,583
Ameris Bancorp (a)	16,740	830,304
Ames National Corp.	5,624	169,001
Anchor Bancorp (b)	1,380	34,155
Arrow Financial Corp.	8,604	316,627
Atlantic Capital Bancshares, Inc. (b)	12,229	210,339
BancFirst Corp.	16,279	924,647
Bancorp, Inc., Delaware (b)	24,909	240,870
Bank of Commerce Holdings (a)	7,378	89,274
Bank of Marin Bancorp	3,736	263,201
Bank of the Ozarks, Inc. (a)	59,714	2,879,409
Bankwell Financial Group, Inc.	3,662	129,232
Banner Corp.	16,561	953,748
BCB Bancorp, Inc.	6,086	88,856
Blue Hills Bancorp, Inc.	17,058	364,188
BOK Financial Corp. (a)	31,427	2,797,003
Boston Private Financial Holdings, Inc.	39,793	650,616
Bridge Bancorp, Inc.	11,170	401,562
Brookline Bancorp, Inc., Delaware	33,845	544,905
Bryn Mawr Bank Corp. (a)	9,957	439,602
C & F Financial Corp.	1,634	98,040
Camden National Corp.	7,154	326,866
Capital Bank Financial Corp. Series A	14,842	619,654
Capital City Bank Group, Inc.	10,531	266,224
Capstar Financial Holdings, Inc. (a)(b)	8,430	184,954
Carolina Financial Corp.	7,184	277,662
Cathay General Bancorp	36,970	1,604,128
Centerstate Banks of Florida, Inc.	29,988	813,574
Central Valley Community Bancorp	5,892	120,668
Century Bancorp, Inc. Class A (non-vtg.)	2,015	172,887
Chemical Financial Corp.	32,614	1,839,103
Chemung Financial Corp.	3,113	151,759
Citizens & Northern Corp.	10,970	281,271
Citizens Holding Co.	1,310	31,047
City Holding Co. (a)	7,170	510,647
Civista Bancshares, Inc. (a)	5,014	113,617
CNB Financial Corp., Pennsylvania	7,710	219,581
CoBiz, Inc.	22,399	474,411
Codorus Valley Bancorp, Inc.	5,029	151,675
Colony Bankcorp, Inc.	3,020	41,374
Columbia Banking Systems, Inc.	34,482	1,589,620
Commerce Bancshares, Inc.	47,864	2,710,060
Commerce Union Bancshares, Inc.	3,740	89,012
Community Bankers Trust Corp. (b)	16,444	143,063
Community Financial Corp.	1,585	56,838
Community Trust Bancorp, Inc.	10,703	532,474
ConnectOne Bancorp, Inc.	14,617	396,852
County Bancorp, Inc. (a)	2,710	86,341
CVB Financial Corp. (a)	54,877	1,349,425
DNB Financial Corp.	2,276	79,546
Eagle Bancorp Montana, Inc.	2,037	44,407
Eagle Bancorp, Inc. (b)	17,253	1,141,286
East West Bancorp, Inc.	65,478	4,029,516
Enterprise Bancorp, Inc.	6,421	239,889
Enterprise Financial Services Corp.	10,128	458,292
Equity Bancshares, Inc. (b)	5,182	179,142
Farmers & Merchants Bancorp, Inc. (a)	5,124	208,393
Farmers Capital Bank Corp.	3,705	152,646
Farmers National Banc Corp.	15,930	241,340
Fidelity Southern Corp.	12,466	274,875
Fifth Third Bancorp (a)	344,824	10,520,580
Financial Institutions, Inc.	6,663	220,212
First Bancorp, North Carolina	12,207	462,645
First Bancshares, Inc.	6,230	205,590
First Bank Hamilton New Jersey	4,892	71,423
First Busey Corp.	24,450	778,244
First Business Finance Services, Inc.	6,394	149,428
First Citizen Bancshares, Inc.	5,292	2,256,985
First Community Bancshares, Inc.	10,113	303,390
First Community Corp.	812	19,569
First Connecticut Bancorp, Inc.	7,295	193,682
First Financial Bancorp, Ohio (a)	27,852	789,604
First Financial Bankshares, Inc. (a)	31,047	1,473,180
First Financial Corp., Indiana	7,111	342,750
First Financial Northwest, Inc.	5,694	96,513
First Foundation, Inc. (b)	16,334	311,489
First Guaranty Bancshares, Inc. (a)	6,051	169,367
First Hawaiian, Inc.	66,661	1,951,167
First Internet Bancorp	4,576	182,354
First Interstate Bancsystem, Inc.	17,405	690,979
First Merchants Corp.	23,942	1,048,660
First Mid-Illinois Bancshares, Inc.	7,708	310,401
First Midwest Bancorp, Inc., Delaware	50,225	1,254,118
First Northwest Bancorp (b)	10,353	185,319
First of Long Island Corp.	11,032	332,615
Flushing Financial Corp.	14,105	398,889
FNB Bancorp California (a)	4,582	166,647
Fulton Financial Corp.	79,938	1,518,822
German American Bancorp, Inc. (a)	11,374	427,776
Glacier Bancorp, Inc. (a)	37,061	1,484,293
Great Southern Bancorp, Inc.	7,979	431,265
Green Bancorp, Inc. (b)	17,312	387,789
Grupo Financiero Galicia SA sponsored ADR (a)	23,787	1,358,951
Guaranty Bancorp	12,855	373,438
Guaranty Bancshares, Inc. Texas	5,682	174,096
Hancock Holding Co.	39,748	2,041,060
Hanmi Financial Corp.	14,806	470,091
HarborOne Bancorp, Inc. (b)	17,068	330,778
Hawthorn Bancshares, Inc.	733	14,770
Heartland Financial U.S.A., Inc.	16,454	830,927
Heritage Commerce Corp.	19,265	312,671
Heritage Financial Corp., Washington	13,718	446,521
Home Bancshares, Inc.	78,411	1,866,182
HomeTrust Bancshares, Inc. (b)	8,698	234,846
Hope Bancorp, Inc.	66,207	1,239,395
Horizon Bancorp Industries	10,494	288,585
Howard Bancorp, Inc. (b)	6,965	153,230
Huntington Bancshares, Inc.	508,087	7,316,453
IBERIABANK Corp.	22,953	1,784,596
Independent Bank Corp.	10,081	225,814
Independent Bank Corp., Massachusetts (a)	12,397	901,262
Independent Bank Group, Inc.	12,974	893,909
International Bancshares Corp.	31,946	1,317,773
Investar Holding Corp.	6,123	143,584
Investors Bancorp, Inc.	139,853	1,995,702
Lakeland Bancorp, Inc.	28,683	599,475
Lakeland Financial Corp. (a)	11,167	565,944
Landmark Bancorp, Inc.	1,519	44,051
LCNB Corp.	7,965	167,265
LegacyTexas Financial Group, Inc. (a)	21,878	916,032
Live Oak Bancshares, Inc. (a)	19,604	504,803
Macatawa Bank Corp.	29,049	295,719
MainSource Financial Group, Inc.	11,361	449,328
MB Financial, Inc. (a)	39,043	1,817,452
MBT Financial Corp.	17,822	194,260
Mercantile Bank Corp.	7,756	287,825
Midland States Bancorp, Inc.	8,981	298,618
MidWestOne Financial Group, Inc.	5,683	206,691
MutualFirst Financial, Inc.	3,641	138,176
National Bankshares, Inc. (a)	3,435	159,041
National Commerce Corp. (a)(b)	8,853	366,957
NBT Bancorp, Inc.	20,599	800,065
Nicolet Bankshares, Inc. (b)	5,764	334,024
Northeast Bancorp	4,229	104,245
Northrim Bancorp, Inc.	5,226	195,714
Norwood Financial Corp.	3,112	94,076
Oak Valley Bancorp Oakdale California	1,851	33,596
Old Line Bancshares, Inc.	7,945	240,098
Old National Bancorp, Indiana (a)	65,959	1,203,752
Old Point Financial Corp. (a)	2,751	78,871
Old Second Bancorp, Inc.	15,740	211,703
Opus Bank (b)	17,578	490,426
Orrstown Financial Services, Inc.	6,448	163,134
Pacific Mercantile Bancorp (b)	11,962	114,835
Pacific Premier Bancorp, Inc. (b)	17,825	705,870
PacWest Bancorp	59,706	2,845,588
Park Sterling Corp.	27,635	355,662
Patriot National Bancorp, Inc.	1,723	30,756
PCSB Financial Corp. (a)	9,334	184,160
Peapack-Gladstone Financial Corp.	8,324	293,255
Penns Woods Bancorp, Inc.	2,428	120,744
People's Utah Bancorp	10,817	340,736
Peoples Bancorp of North Carolina	2,554	89,748
Peoples Bancorp, Inc.	9,828	332,776
Peoples Financial Services Corp. (a)	3,750	183,863
Peoples United Financial, Inc.	135,199	2,571,485
Pinnacle Financial Partners, Inc.	35,851	2,461,171
Popular, Inc.	47,496	1,679,459
Preferred Bank, Los Angeles	8,037	503,116
Premier Financial Bancorp, Inc.	5,570	111,233
QCR Holdings, Inc.	5,973	271,174
Randolph Bancorp, Inc. (b)	3,346	51,093
Renasant Corp.	22,155	953,551
Republic Bancorp, Inc., Kentucky Class A	10,014	426,196
Republic First Bancorp, Inc. (a)(b)	27,005	255,197
Royal Bancshares of Pennsylvania, Inc. Class A (b)	7,730	34,476
S&T Bancorp, Inc. (a)	20,420	852,739
Salisbury Bancorp, Inc.	1,410	62,252
Sandy Spring Bancorp, Inc. (a)	10,412	410,129
SB Financial Group, Inc.	2,487	43,373
Seacoast Banking Corp., Florida (a)(b)	22,740	591,922
Select Bancorp, Inc. New (b)	4,037	49,211
ServisFirst Bancshares, Inc. (a)	24,582	1,032,198
Shore Bancshares, Inc.	8,029	139,865
Sierra Bancorp	8,669	242,385
Signature Bank (b)	25,370	3,482,794
Simmons First National Corp. Class A (a)	18,006	1,042,547
SmartFinancial, Inc. (b)	5,662	125,810
Sound Financial Bancorp, Inc.	560	18,116
South State Corp. (a)	13,946	1,283,729
Southern First Bancshares, Inc. (b)	3,716	159,416
Southern National Bancorp of Virginia, Inc.	14,443	246,542
Southside Bancshares, Inc. (a)	14,042	508,320
State Bank Financial Corp.	17,746	540,188
Stock Yards Bancorp, Inc.	11,371	452,566
Summit Financial Group, Inc.	8,817	236,913
Summit State Bank	1,203	15,098
Sun Bancorp, Inc.	9,248	236,286
Sunshine Bancorp, Inc. (b)	4,630	111,027
Sussex Bancorp (a)	2,339	63,153
SVB Financial Group (b)	24,221	5,513,668
Texas Capital Bancshares, Inc. (b)	22,572	2,039,380
The Bank of Princeton	2,223	73,381
The First Bancorp, Inc.	5,070	157,069
TowneBank	33,598	1,125,533
Trico Bancshares	10,875	457,076
TriState Capital Holdings, Inc. (b)	12,981	314,140
Triumph Bancorp, Inc. (b)	11,384	378,518
Trustmark Corp. (a)	32,118	1,090,085
UMB Financial Corp. (a)	23,605	1,774,152
Umpqua Holdings Corp.	99,178	2,192,826
Union Bankshares Corp. (a)	20,139	759,039
Union Bankshares, Inc. (a)	2,141	108,549
United Bankshares, Inc., West Virginia (a)	48,047	1,804,165
United Community Bank, Inc.	32,195	925,284
United Security Bancshares, Inc.	3,330	44,955
Unity Bancorp, Inc. (a)	5,218	108,274
Univest Corp. of Pennsylvania	12,949	363,867
Veritex Holdings, Inc. (b)	12,054	335,342
Washington Trust Bancorp, Inc.	8,281	470,775
WashingtonFirst Bankshares, Inc.	6,131	209,374
Wellesley Bancorp, Inc.	1,635	45,453
WesBanco, Inc.	20,183	849,099
West Bancorp., Inc.	12,600	337,050
Westamerica Bancorp. (a)	12,396	766,445
Wintrust Financial Corp.	26,084	2,187,143
Xenith Bankshares, Inc. (b)	10,745	377,687
Zions Bancorporation (a)	90,617	4,490,072
		157,147,337
Capital Markets - 2.1%
American Capital Senior Floating Ltd. (a)	5,985	64,937
B. Riley Financial, Inc. (a)	14,066	253,188
BGC Partners, Inc. Class A	113,192	1,848,425
Brighthouse Financial, Inc.	53,360	3,137,034
Capital Southwest Corp.	11,586	196,962
Capitala Finance Corp. (a)	9,727	74,120
Carlyle Group LP	46,812	940,921
CBOE Holdings, Inc.	37,415	4,618,133
China Internet Nationwide Financial Services, Inc. (a)	8,846	514,306
CM Finance, Inc.	10,178	87,531
CME Group, Inc.	159,339	23,827,554
Cowen Group, Inc. Class A (a)(b)	12,712	189,409
Diamond Hill Investment Group, Inc.	1,604	338,540
E*TRADE Financial Corp. (b)	129,133	6,216,463
Financial Engines, Inc. (a)	29,667	827,709
Global Brokerage, Inc. Class A (a)(b)	3,796	1,898
Hamilton Lane, Inc. Class A (a)	7,363	253,803
Harvest Capital Credit Corp. (a)	3,546	38,084
Hennessy Advisors, Inc.	3,812	63,317
Horizon Technology Finance Corp. (a)	5,112	55,363
iFresh, Inc. (a)	6,078	66,554
Interactive Brokers Group, Inc. (a)	33,365	1,903,807
INTL FCStone, Inc. (b)	8,572	376,139
LPL Financial	42,633	2,210,095
MarketAxess Holdings, Inc. (a)	17,735	3,463,113
Morningstar, Inc.	21,585	1,992,296
Newtek Business Services Corp. (a)	9,984	176,617
Northern Trust Corp.	107,115	10,473,705
Paragon Commercial Corp. (b)	3,429	196,345
SEI Investments Co.	72,867	5,126,922
Siebert Financial Corp. (b)	1,559	6,407
Silvercrest Asset Management Group Class A	5,385	81,852
T. Rowe Price Group, Inc. (a)	112,654	11,594,350
TD Ameritrade Holding Corp.	249,246	12,753,918
The NASDAQ OMX Group, Inc.	77,130	6,105,611
TheStreet.com, Inc. (b)	8,907	12,470
U.S. Global Investments, Inc. Class A	870	3,584
Value Line, Inc.	1,597	28,251
Virtu Financial, Inc. Class A (a)	21,544	351,167
Virtus Investment Partners, Inc. (a)	3,303	396,525
Wins Finance Holdings, Inc. (a)(b)(c)	9,151	1,827,455
WisdomTree Investments, Inc.	63,403	729,135
Yintech Investment Holdings Ltd. sponsored ADR (a)	5,350	53,072
		103,477,087
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (b)	2,291	4,994
Consumer Portfolio Services, Inc. (b)	11,810	48,421
Credit Acceptance Corp. (a)(b)	9,000	2,726,100
Encore Capital Group, Inc. (b)	11,714	536,501
EZCORP, Inc. (non-vtg.) Class A (b)	23,324	281,054
Navient Corp. (a)	133,607	1,684,784
Nicholas Financial, Inc. (b)	4,973	38,839
PRA Group, Inc. (a)(b)	21,422	745,486
SLM Corp. (b)	201,349	2,329,608
World Acceptance Corp. (a)(b)	4,117	341,629
		8,737,416
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	53,778
Ability, Inc. (a)(b)	4,624	2,358
CF Corp. Class A (a)(b)	32,112	317,267
China Commercial Credit, Inc. (a)(b)	11,141	34,537
GDS Holdings Ltd. ADR (a)	18,718	382,783
GTY Technology Holdings, Inc. Class A (b)	856	8,457
Landcadia Holdings, Inc. (b)	6,165	61,403
Marlin Business Services Corp.	7,467	178,088
NewStar Financial, Inc.	23,297	274,905
Ra Pharmaceuticals, Inc. (b)	10,044	143,227
RBB Bancorp	4,930	124,187
Silver Run Acquisition Corp. II Class A	39,149	389,924
Tiptree, Inc.	15,939	106,791
Varex Imaging Corp. (a)	17,722	656,955
		2,734,660
Insurance - 0.8%
1347 Property Insurance Holdings, Inc. (b)	2,663	19,706
AMBAC Financial Group, Inc. (a)(b)	21,434	322,796
American National Insurance Co.	13,256	1,661,640
Amerisafe, Inc. (a)	8,938	586,780
AmTrust Financial Services, Inc. (a)	22,412	216,052
Arch Capital Group Ltd. (b)	60,134	5,694,088
Argo Group International Holdings, Ltd.	13,277	813,216
Atlas Financial Holdings, Inc. (b)	5,400	108,000
Baldwin & Lyons, Inc. Class B	9,207	224,651
Cincinnati Financial Corp.	76,997	5,753,986
CNinsure, Inc. ADR (a)	19,517	420,396
Conifer Holdings, Inc. (b)	3,170	18,862
Donegal Group, Inc. Class A	17,034	301,672
eHealth, Inc. (b)	8,272	189,760
EMC Insurance Group	11,623	360,545
Enstar Group Ltd. (a)(b)	7,699	1,706,483
Erie Indemnity Co. Class A	23,078	2,859,133
Federated National Holding Co.	9,090	122,897
Global Indemnity Ltd.	7,365	319,125
Greenlight Capital Re, Ltd. (b)	14,412	319,226
Hallmark Financial Services, Inc. (b)	9,995	111,644
Health Insurance Innovations, Inc. (a)(b)	5,343	124,759
Infinity Property & Casualty Corp.	5,071	546,654
Investors Title Co.	888	178,488
James River Group Holdings Ltd.	13,807	558,907
Kingstone Companies, Inc.	5,340	103,863
Kinsale Capital Group, Inc. (a)	10,091	449,958
Maiden Holdings Ltd.	5,377	34,951
National General Holdings Corp.	50,855	1,074,566
National Western Life Group, Inc. (a)	1,585	560,282
Navigators Group, Inc.	13,828	712,142
NI Holdings, Inc.	11,932	209,526
Oxbridge Re Holdings Ltd.	1,344	3,293
Safety Insurance Group, Inc.	7,454	613,837
Selective Insurance Group, Inc.	27,122	1,659,866
State Auto Financial Corp.	19,542	545,417
Trupanion, Inc. (a)(b)	14,015	417,367
Unico American Corp. (b)	761	7,230
United Fire Group, Inc.	11,808	567,492
United Insurance Holdings Corp. (a)	20,618	344,114
Willis Group Holdings PLC	62,738	10,088,270
WMI Holdings Corp. (a)(b)	75,317	63,138
		40,994,778
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	161,773	3,219,283
American Capital Mortgage Investment Corp.	22,010	408,286
Manhattan Bridge Capital, Inc.	5,249	30,969
New York Mortgage Trust, Inc. (a)	51,214	327,770
		3,986,308
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,237	436,029
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	39,141	240,717
Bank Mutual Corp.	22,342	239,059
BankFinancial Corp.	11,061	182,396
Bear State Financial, Inc.	23,034	235,868
Beneficial Bancorp, Inc.	36,229	614,082
BofI Holding, Inc. (a)(b)	29,863	825,413
BSB Bancorp, Inc. (b)	6,930	220,028
Capitol Federal Financial, Inc.	57,404	807,100
Carver Bancorp, Inc. (b)	695	2,711
Charter Financial Corp.	10,050	185,724
Citizens Community Bancorp, Inc.	3,814	52,328
Clifton Bancorp, Inc.	16,456	284,853
Dime Community Bancshares, Inc.	18,046	397,914
Entegra Financial Corp. (b)	4,492	130,268
First Capital, Inc.	704	24,964
First Defiance Financial Corp.	5,371	291,806
FS Bancorp, Inc.	2,010	114,570
Greene County Bancorp, Inc. (a)	1,030	31,673
Hingham Institution for Savings	1,454	331,803
HMN Financial, Inc. (b)	449	8,307
Home Bancorp, Inc.	4,663	199,576
HomeStreet, Inc. (b)	13,029	397,385
HopFed Bancorp, Inc.	3,975	56,644
Kearny Financial Corp. (a)	39,429	583,549
Lendingtree, Inc. (a)(b)	5,502	1,661,329
Meridian Bancorp, Inc. Maryland	26,822	540,463
Meta Financial Group, Inc.	4,270	401,167
MMA Capital Management, LLC (b)	3,757	96,743
NMI Holdings, Inc. (b)	28,030	477,912
Northfield Bancorp, Inc. (a)	27,179	482,155
Northwest Bancshares, Inc. (a)	45,179	764,880
OceanFirst Financial Corp. (a)	14,474	401,654
Oritani Financial Corp. (a)	20,530	354,143
PB Bancorp, Inc.	4,855	51,220
Provident Bancorp, Inc. (b)	7,196	170,905
Provident Financial Holdings, Inc.	7,059	135,956
Prudential Bancorp, Inc. (a)	4,228	78,260
Riverview Bancorp, Inc.	11,994	110,585
Severn Bancorp, Inc. (b)	318	2,226
SI Financial Group, Inc.	11,314	170,841
Southern Missouri Bancorp, Inc.	5,303	213,393
Territorial Bancorp, Inc.	7,881	251,798
TFS Financial Corp.	141,234	2,150,994
Timberland Bancorp, Inc. (a)	4,312	123,841
Trustco Bank Corp., New York	48,207	450,735
United Community Financial Corp.	22,473	220,011
United Financial Bancorp, Inc. New	24,301	452,971
Washington Federal, Inc.	41,375	1,439,850
Waterstone Financial, Inc.	15,946	301,379
Westfield Financial, Inc.	14,410	154,187
WSFS Financial Corp.	14,463	731,828
		18,850,164

TOTAL FINANCIALS		336,363,779

HEALTH CARE - 11.6%
Biotechnology - 7.1%
Abeona Therapeutics, Inc. (b)	17,245	298,339
AC Immune SA (a)(b)	25,953	304,948
ACADIA Pharmaceuticals, Inc. (a)(b)	56,518	1,709,670
Acceleron Pharma, Inc. (a)(b)	18,454	673,386
Achaogen, Inc. (a)(b)	19,654	235,062
Achillion Pharmaceuticals, Inc. (a)(b)	65,016	202,850
Acorda Therapeutics, Inc. (a)(b)	21,477	435,983
Adamas Pharmaceuticals, Inc. (a)(b)	11,932	443,274
Adaptimmune Therapeutics PLC sponsored ADR (b)	28,605	236,849
ADMA Biologics, Inc. (b)	4,173	12,102
Aduro Biotech, Inc. (a)(b)	9,854	93,613
Advanced Accelerator Applications SA sponsored ADR (b)	19,556	1,590,881
Adverum Biotechnologies, Inc. (b)	17,955	54,763
Aeglea BioTherapeutics, Inc. (a)(b)	6,942	27,768
AEterna Zentaris, Inc. (a)(b)	7,447	14,968
Affimed NV (b)	10,000	19,500
Agenus, Inc. (a)(b)	39,702	156,029
Agios Pharmaceuticals, Inc. (a)(b)	22,943	1,412,142
Aileron Therapeutics, Inc.	7,052	79,123
Aimmune Therapeutics, Inc. (a)(b)	23,770	908,014
Akebia Therapeutics, Inc. (b)	22,229	345,883
Albireo Pharma, Inc. (b)	5,390	134,858
Alder Biopharmaceuticals, Inc. (a)(b)	35,190	387,090
Aldeyra Therapeutics, Inc. (a)(b)	9,297	61,825
Alexion Pharmaceuticals, Inc. (b)	104,796	11,507,649
Alkermes PLC (a)(b)	73,010	3,817,693
Alnylam Pharmaceuticals, Inc. (a)(b)	43,525	5,855,854
Alpine Immune Sciences, Inc. (b)	1,463	15,376
AMAG Pharmaceuticals, Inc. (a)(b)	3,429	47,835
Amarin Corp. PLC ADR (a)(b)	126,310	413,034
Amgen, Inc.	341,588	60,003,348
Amicus Therapeutics, Inc. (a)(b)	78,689	1,095,351
AnaptysBio, Inc.	9,289	780,740
Anavex Life Sciences Corp. (a)(b)	22,119	84,052
Applied Genetic Technologies Corp. (b)	613	2,299
Aptevo Therapeutics, Inc. (b)	14,411	43,377
AquaBounty Technologies, Inc. (a)(b)	4,246	16,517
Aquinox Pharmaceuticals, Inc. (b)	10,637	112,327
Arbutus Biopharma Corp. (a)(b)	14,268	80,614
Arena Pharmaceuticals, Inc. (b)	19,849	615,121
ArQule, Inc. (b)	26,211	38,792
Array BioPharma, Inc. (a)(b)	80,467	905,254
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,288	72,428
Ascendis Pharma A/S sponsored ADR (a)(b)	13,975	518,473
Atara Biotherapeutics, Inc. (a)(b)	14,953	216,071
Athersys, Inc. (a)(b)	57,904	112,913
aTyr Pharma, Inc. (a)(b)	5,317	20,736
Audentes Therapeutics, Inc. (b)	13,459	388,427
Aurinia Pharmaceuticals, Inc. (a)(b)	24,941	131,688
AVEO Pharmaceuticals, Inc. (a)(b)	62,233	182,965
Aviragen Therapeutics, Inc. (a)(b)	7,051	4,501
BeiGene Ltd. ADR (a)(b)	10,908	872,640
Bellicum Pharmaceuticals, Inc. (a)(b)	14,882	149,266
BioCryst Pharmaceuticals, Inc. (a)(b)	39,624	201,290
Biogen, Inc. (b)	99,093	31,924,792
BioLine RX Ltd. sponsored ADR (b)	25,413	28,208
BioMarin Pharmaceutical, Inc. (b)	81,871	7,024,532
Biospecifics Technologies Corp. (b)	4,070	182,743
Bioverativ, Inc. (a)	51,430	2,572,529
bluebird bio, Inc. (a)(b)	21,646	3,740,429
Blueprint Medicines Corp. (b)	18,110	1,359,337
BrainStorm Cell Therpeutic, Inc. (a)(b)	9,690	39,438
Calithera Biosciences, Inc. (b)	16,354	171,717
Calyxt, Inc. (a)	14,176	271,329
Cancer Genetics, Inc. (a)(b)	9,356	22,221
Capricor Therapeutics, Inc. (a)(b)	12,301	23,126
Cara Therapeutics, Inc. (b)	12,675	157,804
CareDx, Inc. (a)(b)	5,786	42,006
Cascadian Therapeutics, Inc. (b)	20,438	87,066
CASI Pharmaceuticals, Inc. (b)	514	1,578
Catalyst Biosciences, Inc. (b)	75	524
Catalyst Pharmaceutical Partners, Inc. (a)(b)	48,487	208,494
Celgene Corp. (b)	318,662	32,130,689
Celldex Therapeutics, Inc. (a)(b)	58,440	175,320
Cellectis SA sponsored ADR (a)(b)	4,666	116,323
Cellular Biomedicine Group, Inc. (a)(b)	3,408	37,744
Celsion Corp. (b)	776	2,095
ChemoCentryx, Inc. (b)	23,177	150,651
Chiasma, Inc. (a)(b)	5,244	8,915
Chimerix, Inc. (b)	10,239	45,768
China Biologic Products Holdings, Inc. (a)	12,709	1,062,345
Cidara Therapeutics, Inc. (a)(b)	2,155	17,025
Cleveland Biolabs, Inc. (b)	4,912	11,936
Clovis Oncology, Inc. (b)	23,365	1,468,958
Coherus BioSciences, Inc. (a)(b)	30,728	275,016
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	55,104
Concert Pharmaceuticals, Inc. (b)	10,741	242,317
ContraFect Corp. (b)	12,357	11,986
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	23,447	180,542
Corvus Pharmaceuticals, Inc. (a)(b)	12,335	138,275
CRISPR Therapeutics AG (b)	18,386	349,150
CTI BioPharma Corp. (a)(b)	18,855	51,851
Curis, Inc. (b)	10,988	8,739
Cyclacel Pharmaceuticals, Inc. (a)(b)	2,985	5,492
Cytokinetics, Inc. (b)	23,162	199,193
CytomX Therapeutics, Inc. (b)	17,443	361,070
CytRx Corp. (a)(b)	10,384	22,637
DBV Technologies SA sponsored ADR (b)	11,936	272,618
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	4,230
Dicerna Pharmaceuticals, Inc. (a)(b)	14,994	127,149
Dyax Corp. rights 12/31/19 (b)(c)	43,075	145,163
Dynavax Technologies Corp. (a)(b)	19,428	388,560
Eagle Pharmaceuticals, Inc. (a)(b)	7,045	416,078
Edge Therapeutics, Inc. (a)(b)	14,054	141,945
Editas Medicine, Inc. (a)(b)	18,787	542,381
Eiger Biopharmaceuticals, Inc. (a)(b)	4,713	54,906
Eleven Biotherapeutics, Inc. (b)	16,656	10,993
Enanta Pharmaceuticals, Inc. (b)	8,653	429,708
Enzymotec Ltd. (a)(b)	10,987	129,647
Epizyme, Inc. (a)(b)	30,209	362,508
Esperion Therapeutics, Inc. (a)(b)	12,566	772,935
Exact Sciences Corp. (a)(b)	45,110	2,683,143
Exelixis, Inc. (b)	138,840	3,759,787
Fate Therapeutics, Inc. (b)	16,845	74,118
Fibrocell Science, Inc. (a)(b)	3,914	5,714
FibroGen, Inc. (b)	39,227	1,863,283
Five Prime Therapeutics, Inc. (a)(b)	14,379	378,887
Flexion Therapeutics, Inc. (a)(b)	15,521	402,149
Fortress Biotech, Inc. (a)(b)	23,750	91,438
Forward Pharma A/S sponsored ADR (b)	3,498	14,377
Foundation Medicine, Inc. (a)(b)	16,808	894,186
Galapagos Genomics NV sponsored ADR (b)	5,938	523,613
Galectin Therapeutics, Inc. (a)(b)	16,710	39,436
Galmed Pharmaceuticals Ltd. (b)	6,865	55,195
Genomic Health, Inc. (b)	16,244	492,031
GenVec, Inc. rights 12/31/99 (c)	385	0
Geron Corp. (a)(b)	71,402	142,090
Gilead Sciences, Inc.	611,290	45,712,266
Global Blood Therapeutics, Inc. (a)(b)	20,635	814,051
GlycoMimetics, Inc. (a)(b)	16,132	227,623
Grifols SA ADR	69,116	1,572,389
GTx, Inc. (a)(b)	7,242	94,870
Halozyme Therapeutics, Inc. (a)(b)	66,420	1,240,061
Heron Therapeutics, Inc. (a)(b)	17,185	302,456
Idera Pharmaceuticals, Inc. (a)(b)	66,555	147,087
Ignyta, Inc. (b)	27,658	453,591
Immune Design Corp. (a)(b)	12,481	51,172
ImmunoGen, Inc. (a)(b)	40,543	257,448
Immunomedics, Inc. (a)(b)	51,634	560,745
Incyte Corp. (b)	96,773	9,579,559
Infinity Pharmaceuticals, Inc. (b)	24,223	46,750
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	230,120
Insmed, Inc. (a)(b)	29,940	933,829
Insys Therapeutics, Inc. (a)(b)	8,130	43,089
Intec Pharma Ltd. (b)	6,625	39,419
Intellia Therapeutics, Inc. (b)	16,634	374,598
Intercept Pharmaceuticals, Inc. (a)(b)	2,305	141,550
Ionis Pharmaceuticals, Inc. (a)(b)	58,803	3,262,978
Iovance Biotherapeutics, Inc. (b)	34,099	308,596
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	64,028	1,105,764
Jounce Therapeutics, Inc. (a)	18,402	290,016
Juno Therapeutics, Inc. (a)(b)	50,495	2,758,037
Kalvista Pharmaceuticals, Inc. (b)	4,913	48,688
Kamada (b)	16,824	78,232
Karyopharm Therapeutics, Inc. (b)	24,434	273,416
Keryx Biopharmaceuticals, Inc. (a)(b)	48,559	232,598
Kindred Biosciences, Inc. (b)	7,346	56,197
Kura Oncology, Inc. (b)	11,058	177,481
La Jolla Pharmaceutical Co. (a)(b)	9,021	300,850
Leap Therapeutics, Inc. (a)	4,221	27,268
Lexicon Pharmaceuticals, Inc. (a)(b)	49,400	504,868
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,734	1,283,428
General CVR (b)	1,518	18
Glucagon CVR (b)	1,518	144
rights (b)	1,518	11
TR Beta CVR (b)	1,518	17
Loxo Oncology, Inc. (a)(b)	13,653	1,047,868
Macrogenics, Inc. (b)	16,777	324,132
Madrigal Pharmaceuticals, Inc. (b)	5,723	288,096
MannKind Corp. (a)(b)	45,814	142,482
MediciNova, Inc. (a)(b)	17,257	120,454
MEI Pharma, Inc. (b)	19,671	44,063
Mesoblast Ltd. sponsored ADR (b)	2,255	11,771
MiMedx Group, Inc. (a)(b)	51,434	595,091
Minerva Neurosciences, Inc. (a)(b)	24,820	142,715
Miragen Therapeutics, Inc. (b)	9,677	77,126
Mirati Therapeutics, Inc. (a)(b)	10,952	187,827
Molecular Templates, Inc. (a)(b)	9,489	77,810
Momenta Pharmaceuticals, Inc. (a)(b)	35,316	487,361
Myriad Genetics, Inc. (a)(b)	31,446	1,088,975
NantKwest, Inc. (a)(b)	31,883	156,227
Natera, Inc. (a)(b)	17,561	170,869
Neothetics, Inc. (a)(b)	4,838	6,483
Neuralstem, Inc. (a)(b)	7,185	8,191
Neurocrine Biosciences, Inc. (a)(b)	42,658	3,066,684
NewLink Genetics Corp. (a)(b)	13,869	121,631
Novavax, Inc. (a)(b)	37,483	50,977
Novelion Therapeutics, Inc. (a)(b)	10,729	40,877
Novelion Therapeutics, Inc.:
warrants (c)	35,660	0
warrants (c)	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	26,172	98,668
OncoGenex Pharmaceuticals, Inc. rights 12/31/99 (c)	48,200	0
OncoMed Pharmaceuticals, Inc. (a)(b)	9,989	49,545
Onconova Therapeutics, Inc. (b)	282	426
OncoSec Medical, Inc. (b)	4,800	9,984
Opko Health, Inc. (a)(b)	11,448	60,102
Organovo Holdings, Inc. (a)(b)	1,611	2,433
Ovid Therapeutics, Inc. (a)	13,166	162,073
PDL BioPharma, Inc. (a)(b)	72,841	211,967
Peregrine Pharmaceuticals, Inc. (a)(b)	21,157	107,266
Pieris Pharmaceuticals, Inc. (b)	22,483	138,945
Pluristem Therapeutics, Inc. (a)(b)	41,630	64,110
Portola Pharmaceuticals, Inc. (b)	27,807	1,411,205
Prana Biotechnology Ltd. ADR (b)	548	1,786
Progenics Pharmaceuticals, Inc. (a)(b)	34,412	198,901
ProQR Therapeutics BV (a)(b)	6,363	20,998
Protagonist Therapeutics, Inc. (b)	9,864	192,348
Proteon Therapeutics, Inc. (a)(b)	2,550	4,463
Proteostasis Therapeutics, Inc. (b)	3,240	8,392
Prothena Corp. PLC (a)(b)	17,566	816,643
PTC Therapeutics, Inc. (a)(b)	19,883	317,134
Puma Biotechnology, Inc. (a)(b)	15,028	1,591,465
Radius Health, Inc. (a)(b)	20,420	578,090
Recro Pharma, Inc. (a)(b)	8,008	77,197
Regeneron Pharmaceuticals, Inc. (b)	49,360	17,861,410
REGENXBIO, Inc. (b)	15,148	425,659
Regulus Therapeutics, Inc. (a)(b)	29,282	26,644
Repligen Corp. (a)(b)	18,445	653,875
Retrophin, Inc. (a)(b)	19,210	432,993
Rigel Pharmaceuticals, Inc. (b)	59,089	245,810
Sage Therapeutics, Inc. (a)(b)	17,296	1,598,323
Sangamo Therapeutics, Inc. (a)(b)	38,666	626,389
Sarepta Therapeutics, Inc. (a)(b)	30,921	1,721,372
Savara, Inc. (b)	10,801	139,873
Seattle Genetics, Inc. (a)(b)	68,330	4,163,347
Selecta Biosciences, Inc. (a)(b)	9,175	97,806
Seres Therapeutics, Inc. (b)	6,776	71,148
Shire PLC sponsored ADR	34,413	5,118,934
Sienna Biopharmaceuticals, Inc. (a)	9,579	193,113
Sierra Oncology, Inc. (b)	35,365	107,510
Sinovac Biotech Ltd. (b)	27,717	221,182
Sophiris Bio, Inc. (a)(b)	19,042	38,846
Sorrento Therapeutics, Inc. (a)(b)	57,635	129,679
Spark Therapeutics, Inc. (a)(b)	17,659	1,293,169
Spectrum Pharmaceuticals, Inc. (b)	38,582	756,207
Stemline Therapeutics, Inc. (a)(b)	11,610	178,794
Strongbridge Biopharma PLC (a)(b)	20,758	139,079
Summit Therapeutics PLC sponsored ADR (b)	1,658	19,299
Sunesis Pharmaceuticals, Inc. (a)(b)	9,067	26,204
Syndax Pharmaceuticals, Inc. (a)(b)	11,481	100,574
Syros Pharmaceuticals, Inc. (a)(b)	12,369	183,680
T2 Biosystems, Inc. (a)(b)	2,829	11,769
Tapimmune, Inc. (a)(b)	4,601	12,745
TESARO, Inc. (a)(b)	25,892	2,190,463
TG Therapeutics, Inc. (a)(b)	24,653	212,016
TiGenix NV ADR	505	11,363
Tobira Therapeutics, Inc. rights (a)(c)	6,103	43,026
TRACON Pharmaceuticals, Inc. (a)(b)	7,442	20,093
Trillium Therapeutics, Inc. (a)(b)	4,186	46,883
Ultragenyx Pharmaceutical, Inc. (a)(b)	19,667	992,987
uniQure B.V. (b)	12,330	186,676
United Therapeutics Corp. (b)	20,481	2,662,325
Vanda Pharmaceuticals, Inc. (b)	22,639	318,078
VBI Vaccines, Inc. (a)(b)	17,425	87,648
VBL Therapeutics (a)(b)	11,422	79,383
Veracyte, Inc. (b)	15,444	104,710
Verastem, Inc. (b)	17,407	73,283
Vericel Corp. (a)(b)	18,264	81,275
Vertex Pharmaceuticals, Inc. (b)	118,375	17,080,329
Vital Therapies, Inc. (a)(b)	12,663	62,682
Voyager Therapeutics, Inc. (b)	12,845	187,922
vTv Therapeutics, Inc. Class A (b)	3,233	13,546
Xbiotech, Inc. (a)(b)	9,768	41,221
Xencor, Inc. (a)(b)	21,652	470,065
Xenon Pharmaceuticals, Inc. (b)	7,695	18,853
XOMA Corp. (a)(b)	4,636	140,007
Zafgen, Inc. (b)	12,016	46,983
Zealand Pharma A/S sponsored ADR	3,706	50,661
ZIOPHARM Oncology, Inc. (a)(b)	61,080	279,136
		348,361,011
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	10,611	517,180
Abiomed, Inc. (a)(b)	20,903	4,072,741
Accuray, Inc. (a)(b)	36,599	188,485
Aethlon Medical, Inc. (a)(b)	3,425	3,528
Align Technology, Inc. (a)(b)	39,073	10,193,364
Analogic Corp.	5,719	473,533
Angiodynamics, Inc. (b)	17,124	294,190
Anika Therapeutics, Inc. (a)(b)	7,319	403,423
Antares Pharma, Inc. (a)(b)	78,736	145,662
Atossa Genetics, Inc. (b)	289	95
Atricure, Inc. (b)	15,072	278,832
Atrion Corp.	875	590,275
AxoGen, Inc. (b)	15,846	423,088
Bellerophon Therapeutics, Inc. (b)	18,047	34,831
BioLase Technology, Inc. (a)(b)	32,685	16,343
Cardiovascular Systems, Inc. (b)	15,368	385,122
Cerus Corp. (a)(b)	45,986	181,645
Cesca Therapeutics, Inc. (a)(b)	5,298	15,576
Chembio Diagnostics, Inc. (b)	7,945	56,807
Chf Solutions, Inc. (b)	24	98
Cogentix Medical, Inc. (b)	21,892	62,611
ConforMis, Inc. (a)(b)	11,926	38,044
CONMED Corp. (a)	12,739	681,537
CryoPort, Inc. (b)	15,392	109,437
Cutera, Inc. (b)	6,383	262,022
CytoSorbents Corp. (a)(b)	8,134	56,938
Dare Bioscience, Inc. (b)	75	188
Dentsply Sirona, Inc.	107,080	7,175,431
DexCom, Inc. (a)(b)	39,444	2,304,713
Dextera Surgical, Inc. (b)	2,691	351
EDAP TMS SA sponsored ADR (b)	18,494	55,482
Ekso Bionics Holdings, Inc. (a)(b)	9,233	21,144
Endologix, Inc. (a)(b)	18,624	102,246
Entellus Medical, Inc. (a)(b)	15,859	270,079
Exactech, Inc. (b)	8,771	367,943
Fonar Corp. (b)	3,366	83,645
Genmark Diagnostics, Inc. (a)(b)	5,494	24,448
Heska Corp. (b)	3,419	293,453
Hologic, Inc. (b)	131,565	5,488,892
ICU Medical, Inc. (b)	9,353	1,995,930
IDEXX Laboratories, Inc. (b)	41,093	6,427,356
Inogen, Inc. (b)	10,352	1,332,716
Insulet Corp. (a)(b)	26,665	1,912,680
Integra LifeSciences Holdings Corp. (a)(b)	38,010	1,848,046
Intuitive Surgical, Inc. (b)	52,456	20,970,860
InVivo Therapeutics Holdings Corp. (a)(b)	5,345	6,414
Invuity, Inc. (b)	8,464	66,019
IRadimed Corp. (a)(b)	4,579	63,877
iRhythm Technologies, Inc. (b)	10,178	564,879
Iridex Corp. (a)(b)	4,918	42,787
K2M Group Holdings, Inc. (b)	19,456	382,505
Kewaunee Scientific Corp.	1,782	49,094
Lantheus Holdings, Inc. (b)	17,222	385,773
LeMaitre Vascular, Inc.	8,657	285,075
Lianluo Smart Ltd. (b)	837	1,507
LivaNova PLC (a)(b)	22,866	1,993,458
Masimo Corp. (b)	24,936	2,215,314
Mazor Robotics Ltd. sponsored ADR (a)(b)	6,636	385,883
Meridian Bioscience, Inc. (a)	19,834	298,502
Merit Medical Systems, Inc. (b)	23,072	1,002,478
Misonix, Inc. (a)(b)	4,210	45,047
Natus Medical, Inc. (b)	15,850	634,793
Neogen Corp. (b)	18,695	1,568,511
Neovasc, Inc. (b)	11,628	9,103
Novocure Ltd. (a)(b)	40,652	782,551
NuVasive, Inc. (b)	23,632	1,363,330
Nuvectra Corp. (b)	5,013	44,616
NxStage Medical, Inc. (b)	30,396	780,873
Obalon Therapeutics, Inc. (b)	8,656	71,239
OraSure Technologies, Inc. (b)	27,658	457,740
Orthofix International NV (b)	8,799	477,082
Oxford Immunotec Global PLC (a)(b)	13,601	202,519
Pulse Biosciences, Inc. (a)(b)	6,881	148,561
Quidel Corp. (b)	15,491	588,503
Quotient Ltd. (a)(b)	18,545	89,943
Rockwell Medical Technologies, Inc. (a)(b)	27,519	168,691
RTI Biologics, Inc. (b)	28,247	135,586
Seaspine Holdings Corp. (b)	6,763	66,683
Second Sight Medical Products, Inc. (a)(b)	16,807	20,673
Sientra, Inc. (b)	10,706	152,453
Sorrento Tech, Inc. (a)(b)	282	293
Staar Surgical Co. (a)(b)	23,445	406,771
STRATA Skin Sciences, Inc. (b)	62	80
SurModics, Inc. (b)	8,124	268,904
Synergetics U.S.A., Inc. (b)(c)	7,788	0
Tactile Systems Technology, Inc. (a)(b)	8,222	245,262
Trinity Biotech PLC sponsored ADR (b)	8,744	42,846
Utah Medical Products, Inc.	2,452	200,206
Vermillion, Inc. (a)(b)	26,233	44,858
ViewRay, Inc. (a)(b)	28,906	278,365
Viveve Medical, Inc. (a)(b)	9,403	47,109
Wright Medical Group NV (a)(b)	48,692	1,183,703
Zosano Pharma Corp. (a)(b)	19,165	11,671
		88,443,140
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. (a)(b)	5,533	176,115
Aceto Corp.	17,176	182,237
Addus HomeCare Corp. (b)	6,112	203,530
Almost Family, Inc. (b)	6,345	376,893
Amedisys, Inc. (b)	15,976	862,704
BioScrip, Inc. (a)(b)	56,176	147,181
BioTelemetry, Inc. (b)	16,091	466,639
Corvel Corp. (b)	10,096	557,804
Cross Country Healthcare, Inc. (b)	19,440	265,745
Digirad Corp.	12,246	28,166
Express Scripts Holding Co. (b)	270,948	17,660,391
Five Star Sr Living, Inc. (b)	17,859	26,789
G1 Therapeutics, Inc. (a)	13,215	271,568
HealthEquity, Inc. (a)(b)	27,957	1,450,130
Henry Schein, Inc. (a)(b)	75,367	5,384,972
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	21,619	316,502
Interpace Diagnostics Group, Inc. (b)	171	197
LHC Group, Inc. (b)	8,510	559,703
LifePoint Hospitals, Inc. (a)(b)	19,261	920,676
Magellan Health Services, Inc. (b)	10,962	926,289
National Research Corp.:
Class A	11,767	399,490
Class B	356	18,480
National Vision Holdings, Inc.	32,000	1,042,880
Patterson Companies, Inc. (a)	44,239	1,616,935
Premier, Inc. (a)(b)	24,650	715,343
Providence Service Corp. (b)	6,341	383,884
Psychemedics Corp.	2,537	46,757
R1 RCM, Inc. (a)(b)	55,435	215,088
RadNet, Inc. (b)	26,169	274,775
Sharps Compliance Corp. (a)(b)	5,820	24,269
The Ensign Group, Inc. (a)	24,619	597,503
The Joint Corp. (b)	5,488	28,922
Tivity Health, Inc. (a)(b)	16,406	603,741
		36,752,298
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (b)	84,471	1,207,935
athenahealth, Inc. (a)(b)	19,161	2,546,305
Cerner Corp. (a)(b)	154,770	10,940,691
Computer Programs & Systems, Inc.	7,192	217,918
Fulgent Genetics, Inc. (a)(b)	8,707	31,781
HealthStream, Inc. (b)	14,558	346,189
HMS Holdings Corp. (b)	39,826	658,324
iCAD, Inc. (b)	7,155	25,686
Inovalon Holdings, Inc. Class A (a)(b)	30,752	488,957
Medidata Solutions, Inc. (b)	26,700	1,779,288
NantHealth, Inc. (a)(b)	50,901	164,410
Omnicell, Inc. (a)(b)	17,179	900,180
Quality Systems, Inc. (b)	28,535	411,760
Simulations Plus, Inc.	8,998	139,919
Streamline Health Solutions, Inc. (b)	5,177	6,678
Tabula Rasa HealthCare, Inc. (a)(b)	9,318	323,241
		20,189,262
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	23,645	698,710
Bio-Techne Corp.	17,401	2,344,785
Bruker Corp.	76,381	2,687,084
Champions Oncology, Inc. (b)	7,123	25,643
ChromaDex, Inc. (a)(b)	23,441	162,212
Compugen Ltd. (a)(b)	25,643	62,825
Fluidigm Corp. (a)(b)	15,450	91,928
Harvard Bioscience, Inc. (b)	16,454	54,298
ICON PLC (b)	25,562	2,985,897
Illumina, Inc. (a)(b)	68,177	15,682,755
INC Research Holdings, Inc. Class A (b)	49,023	1,877,581
Luminex Corp.	21,339	455,801
Medpace Holdings, Inc. (a)(b)	18,942	630,958
Nanostring Technologies, Inc. (b)	1,552	11,873
NeoGenomics, Inc. (a)(b)	39,416	364,204
Pacific Biosciences of California, Inc. (a)(b)	55,521	177,112
PRA Health Sciences, Inc. (b)	29,409	2,422,419
pSivida Corp. (a)(b)	15,200	19,152
QIAGEN NV (b)	106,509	3,397,637
		34,152,874
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (b)	1,813	3,028
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	52,966
Aclaris Therapeutics, Inc. (a)(b)	12,574	298,130
Adamis Pharmaceuticals Corp. (a)(b)	15,605	59,299
Aerie Pharmaceuticals, Inc. (a)(b)	18,166	1,167,166
Agile Therapeutics, Inc. (b)	10,487	52,540
Akcea Therapeutics, Inc. (a)	32,985	629,684
Akorn, Inc. (a)(b)	57,307	1,865,343
Alcobra Pharma Ltd. (a)(b)	1,575	13,892
Alimera Sciences, Inc. (a)(b)	20,331	26,532
Amphastar Pharmaceuticals, Inc. (a)(b)	20,885	409,137
ANI Pharmaceuticals, Inc. (b)	5,532	393,381
ANI Pharmaceuticals, Inc. rights (b)(c)	1,389	0
Apricus Biosciences, Inc. (b)	929	1,468
Aratana Therapeutics, Inc. (a)(b)	19,628	114,824
Assembly Biosciences, Inc. (b)	8,041	401,326
AstraZeneca PLC rights (b)(c)	3,011	0
Athenex, Inc. (a)	17,308	296,140
Auris Medical Holding AG (a)(b)	12,197	5,486
Avexis, Inc. (b)	14,749	1,398,353
Axsome Therapeutics, Inc. (a)(b)	11,637	65,749
BeyondSpring, Inc. (a)	10,390	337,779
Bio Path Holdings, Inc. (a)(b)	11,839	3,269
Biodelivery Sciences International, Inc. (a)(b)	25,909	66,068
Cardiome Pharma Corp. (a)(b)	9,404	12,978
Clearside Biomedical, Inc. (b)	11,815	84,123
Clementia Pharmaceuticals, Inc. (a)	15,203	241,576
Collegium Pharmaceutical, Inc. (a)(b)	13,791	238,033
Corcept Therapeutics, Inc. (a)(b)	53,716	963,665
Corium International, Inc. (a)(b)	18,409	216,674
Cumberland Pharmaceuticals, Inc. (b)	7,820	57,164
CymaBay Therapeutics, Inc. (b)	15,586	134,975
DepoMed, Inc. (a)(b)	6,750	46,305
Dermira, Inc. (b)	19,729	505,062
Dova Pharmaceuticals, Inc. (a)	10,618	317,160
Durect Corp. (a)(b)	68,611	72,042
Endocyte, Inc. (b)	24,909	124,794
Evoke Pharma, Inc. (a)(b)	7,184	19,181
Flamel Technologies SA sponsored ADR (b)	12,680	114,754
Flex Pharma, Inc. (a)(b)	3,588	15,070
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	113,629
Gemphire Therapeutics, Inc. (a)(b)	5,967	54,180
GW Pharmaceuticals PLC ADR (a)(b)	11,304	1,407,235
Horizon Pharma PLC (b)	76,797	1,104,341
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	6,554	226,703
Impax Laboratories, Inc. (a)(b)	35,070	583,916
Imprimis Pharmaceuticals, Inc. (a)(b)	10,102	17,274
Innocoll Holdings PLC rights 12/31/99 (c)	9,257	0
Innoviva, Inc. (a)(b)	51,700	678,304
IntelliPharmaCeutics International Corp. (a)(b)	13,756	11,555
Intersect ENT, Inc. (b)	13,285	405,857
Intra-Cellular Therapies, Inc. (a)(b)	20,667	320,339
Jazz Pharmaceuticals PLC (b)	28,482	3,980,075
Juniper Pharmaceuticals, Inc. (b)	6,485	31,777
Kala Pharmaceuticals, Inc. (a)	12,101	231,734
KemPharm, Inc. (a)(b)	8,237	31,301
Lipocine, Inc. (a)(b)	9,996	35,686
Marinus Pharmaceuticals, Inc. (b)	8,484	61,085
MediWound Ltd. (a)(b)	10,429	47,973
Melinta Therapeutics, Inc. (a)(b)	1,263	21,471
Mersana Therapeutics, Inc. (a)	8,132	154,508
Merus B.V. (b)	9,402	165,381
Mustang Bio, Inc. (a)(b)	6,606	63,748
Mylan N.V. (b)	251,343	9,181,560
MyoKardia, Inc. (a)(b)	17,398	639,377
Nabriva Therapeutics PLC	12,089	77,611
Nektar Therapeutics (b)	76,594	4,135,310
Neos Therapeutics, Inc. (a)(b)	13,274	136,722
Novan, Inc. (a)(b)	4,231	21,197
Novus Therapeutics, Inc. (a)(b)	372	1,544
Ocera Therapeutics, Inc. (b)	5,923	10,247
Omeros Corp. (a)(b)	20,720	429,940
Oncobiologics, Inc. (b)	11,165	13,733
Oramed Pharmaceuticals, Inc. (b)	5,403	49,383
Pacira Pharmaceuticals, Inc. (b)	19,021	878,770
Pain Therapeutics, Inc. (a)(b)	2,571	10,335
Paratek Pharmaceuticals, Inc. (b)	12,912	243,391
Pernix Therapeutics Holdings, Inc. (b)	4,587	12,201
Phibro Animal Health Corp. Class A	8,993	312,057
ProPhase Labs, Inc. (b)	1,566	3,524
Pulmatrix, Inc. (a)(b)	7,937	12,461
Reata Pharmaceuticals, Inc. (b)	10,014	254,356
Repros Therapeutics, Inc. (a)(b)	10,497	4,341
Revance Therapeutics, Inc. (a)(b)	14,744	409,146
SCYNEXIS, Inc. (a)(b)	9,903	19,707
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	22,009	279,514
Supernus Pharmaceuticals, Inc. (b)	24,709	934,000
Tetraphase Pharmaceuticals, Inc. (b)	20,280	130,198
The Medicines Company (a)(b)	34,354	996,266
TherapeuticsMD, Inc. (a)(b)	90,800	572,040
Theravance Biopharma, Inc. (a)(b)	25,289	719,472
Titan Pharmaceuticals, Inc. (a)(b)	7,882	12,217
UroGen Pharma Ltd. (a)	7,145	288,444
VIVUS, Inc. (a)(b)	18,394	11,824
WAVE Life Sciences (a)(b)	13,451	500,377
Zogenix, Inc. (a)(b)	11,379	442,074
Zynerba Pharmaceuticals, Inc. (a)(b)	6,159	84,809
		42,401,336

TOTAL HEALTH CARE		570,299,921

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	11,767	536,340
Arotech Corp. (b)	12,878	49,580
Astronics Corp. (a)(b)	9,894	410,502
Astrotech Corp. (b)	716	2,019
Axon Enterprise, Inc. (a)(b)	24,516	609,958
Elbit Systems Ltd. (a)	20,615	2,875,793
KEYW Holding Corp. (a)(b)	4,255	23,360
KLX, Inc. (a)(b)	23,375	1,311,571
Kratos Defense & Security Solutions, Inc. (a)(b)	44,043	459,368
Mercury Systems, Inc. (a)(b)	22,353	1,166,603
RADA Electronic Industries Ltd. (a)(b)	26,723	86,048
TAT Technologies Ltd.	4,822	51,354
		7,582,496
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	27,857	675,532
Atlas Air Worldwide Holdings, Inc. (b)	12,202	704,666
C.H. Robinson Worldwide, Inc. (a)	66,065	5,724,532
Echo Global Logistics, Inc. (b)	13,301	359,127
Expeditors International of Washington, Inc. (a)	86,586	5,609,041
Forward Air Corp.	14,204	808,208
Hub Group, Inc. Class A (b)	15,876	758,873
		14,639,979
Airlines - 0.5%
Allegiant Travel Co. (a)	7,775	1,181,800
American Airlines Group, Inc.	229,069	11,565,694
Hawaiian Holdings, Inc.	26,030	1,123,195
JetBlue Airways Corp. (b)	153,142	3,287,959
Ryanair Holdings PLC sponsored ADR (b)	48,188	5,876,045
SkyWest, Inc.	26,662	1,387,757
Spirit Airlines, Inc. (a)(b)	32,969	1,405,468
		25,827,918
Building Products - 0.1%
AAON, Inc. (a)	24,922	908,407
American Woodmark Corp. (b)	7,448	741,821
Apogee Enterprises, Inc. (a)	13,042	652,491
Builders FirstSource, Inc. (b)	52,023	1,061,269
Caesarstone Sdot-Yam Ltd. (a)(b)	16,661	414,859
China Ceramics Co. Ltd. (b)	187	361
CSW Industrials, Inc. (b)	8,084	388,840
Gibraltar Industries, Inc. (a)(b)	14,548	478,629
Insteel Industries, Inc.	8,597	236,847
Patrick Industries, Inc. (b)	8,039	813,547
Universal Forest Products, Inc.	29,010	1,136,032
		6,833,103
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (b)	19,202	409,387
CECO Environmental Corp.	2,108	11,404
China Recycling Energy Corp. (b)	1,607	5,094
Cintas Corp.	50,057	7,880,974
Copart, Inc. (a)(b)	107,193	4,626,450
Essendant, Inc.	2,961	27,863
Fuel Tech, Inc. (a)(b)	2,055	1,952
Healthcare Services Group, Inc. (a)	35,388	1,837,699
Heritage-Crystal Clean, Inc. (b)	10,757	205,997
Herman Miller, Inc.	30,241	1,081,116
Hudson Technologies, Inc. (a)(b)	20,528	117,831
Industrial Services of America, Inc. (b)	694	1,180
InnerWorkings, Inc. (a)(b)	29,464	319,684
Interface, Inc.	29,804	743,610
Intersections, Inc. (a)(b)	11,661	26,004
Kimball International, Inc. Class B	19,373	359,175
Matthews International Corp. Class A (a)	15,306	867,085
McGrath RentCorp.	12,344	590,043
Mobile Mini, Inc. (a)	21,883	785,600
Multi-Color Corp. (a)	7,838	599,607
Odyssey Marine Exploration, Inc. (a)(b)	4,993	19,273
Performant Financial Corp. (a)(b)	18,514	33,325
Perma-Fix Environmental Services, Inc. (b)	661	2,611
Pointer Telocation Ltd. (b)	3,830	68,940
SP Plus Corp. (b)	10,909	427,633
Stericycle, Inc. (b)	40,269	2,670,237
Tetra Tech, Inc.	27,164	1,358,200
U.S. Ecology, Inc. (a)	10,215	525,562
Virco Manufacturing Co. (b)	609	3,380
VSE Corp.	5,884	281,079
		25,887,995
Construction & Engineering - 0.1%
Aegion Corp. (b)	17,040	470,815
Great Lakes Dredge & Dock Corp. (b)	18,480	92,400
Ies Holdings, Inc. (a)(b)	9,715	172,441
Layne Christensen Co. (b)	14,133	183,305
Limbach Holdings, Inc. (b)	4,323	58,447
MYR Group, Inc. (b)	8,079	287,289
Northwest Pipe Co. (a)(b)	2,043	37,244
NV5 Holdings, Inc. (a)(b)	4,878	270,485
Primoris Services Corp.	24,544	686,987
Sterling Construction Co., Inc. (b)	15,145	259,737
		2,519,150
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	135,298
American Superconductor Corp. (b)	6,555	21,828
Ballard Power Systems, Inc. (a)(b)	85,699	409,182
Broadwind Energy, Inc. (b)	6,588	15,482
Encore Wire Corp.	9,806	456,960
Energous Corp. (a)(b)	9,632	80,331
Energy Focus, Inc. (b)	4,044	11,000
Enphase Energy, Inc. (a)(b)	27,458	79,628
FuelCell Energy, Inc. (a)(b)	31,827	54,424
Highpower International, Inc. (b)	10,264	42,082
Hydrogenics Corp. (a)(b)	12,364	120,549
Ideal Power, Inc. (a)(b)	3,212	5,878
LSI Industries, Inc.	17,145	119,844
Orion Energy Systems, Inc. (a)(b)	11,781	10,839
Pioneer Power Solutions, Inc. (a)(b)	3,776	28,698
Plug Power, Inc. (a)(b)	101,798	241,261
Polar Power, Inc. (a)	5,654	28,270
Powell Industries, Inc.	6,368	178,750
Preformed Line Products Co.	3,355	280,109
Revolution Lighting Technologies, Inc. (a)(b)	5,784	26,144
Sunrun, Inc. (a)(b)	52,719	295,226
TPI Composites, Inc. (b)	16,176	306,373
Ultralife Corp. (b)	6,195	40,577
Vicor Corp. (b)	13,636	307,492
		3,296,225
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	75,522	4,020,036
Raven Industries, Inc.	17,087	652,723
		4,672,759
Machinery - 0.7%
Altra Industrial Motion Corp.	13,861	673,645
American Railcar Industries, Inc. (a)	9,681	392,274
ARC Group Worldwide, Inc. (a)(b)	7,999	17,998
Astec Industries, Inc.	11,101	614,662
Blue Bird Corp. (b)	11,500	224,250
Chart Industries, Inc. (a)(b)	14,527	707,174
Cleantech Solutions International, Inc. (b)	50	281
Columbus McKinnon Corp. (NY Shares)	10,776	430,393
Commercial Vehicle Group, Inc. (b)	15,164	168,927
Dmc Global, Inc.	9,729	196,039
Eastern Co.	4,547	130,954
Energy Recovery, Inc. (a)(b)	28,386	318,775
ExOne Co. (a)(b)	7,539	91,900
Franklin Electric Co., Inc.	21,709	1,005,127
FreightCar America, Inc.	5,386	90,323
Gencor Industries, Inc. (b)	8,433	151,794
Hardinge, Inc.	5,437	92,755
Hebron Technology Co. Ltd.	4,198	13,182
Hurco Companies, Inc.	4,416	196,954
Jason Industries, Inc. (b)	6,627	13,254
Key Technology, Inc. (b)	3,081	52,285
Kornit Digital Ltd. (a)(b)	15,114	269,029
L.B. Foster Co. Class A (b)	2,209	51,028
Lincoln Electric Holdings, Inc.	29,876	2,722,899
Manitex International, Inc. (b)	6,059	50,350
MFRI, Inc. (b)	438	3,942
Middleby Corp. (a)(b)	27,058	3,450,436
NN, Inc.	12,837	358,794
Nordson Corp.	26,827	3,443,514
Omega Flex, Inc.	4,795	309,661
PACCAR, Inc.	164,127	11,543,052
Park-Ohio Holdings Corp.	6,160	286,440
RBC Bearings, Inc. (b)	11,635	1,552,691
Spartan Motors, Inc.	16,587	264,563
Sun Hydraulics Corp.	12,583	763,285
Taylor Devices, Inc. (b)	1,597	19,579
TriMas Corp. (b)	22,655	586,765
Twin Disc, Inc. (a)(b)	6,093	171,213
Westport Fuel Systems, Inc. (a)(b)	26,542	74,848
Woodward, Inc.	28,301	2,189,082
		33,694,117
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	35,240	153,999
Euroseas Ltd. (b)	273	486
Golden Ocean Group Ltd. (a)(b)	55,963	453,860
Rand Logistics, Inc. (b)	1,744	488
Seanergy Martime Holdings Corp. (a)(b)	5,859	6,035
Star Bulk Carriers Corp. (a)(b)	30,746	309,612
		924,480
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	13,074	751,755
Acacia Research Corp. (b)	23,599	99,116
Barrett Business Services, Inc.	3,450	228,942
Cogint, Inc. (a)(b)	26,534	112,770
CRA International, Inc.	5,504	248,781
Exponent, Inc.	11,496	867,948
Forrester Research, Inc.	9,105	422,927
Heidrick & Struggles International, Inc.	8,594	214,850
Hudson Global, Inc. (b)	2,315	3,102
Huron Consulting Group, Inc. (a)(b)	10,488	428,959
ICF International, Inc. (b)	8,762	473,586
IHS Markit Ltd. (b)	187,106	8,348,670
Kelly Services, Inc. Class A (non-vtg.)	20,284	591,279
Kforce, Inc.	14,214	369,564
Lightbridge Corp. (a)(b)	441	450
Marathon Patent Group, Inc. (a)(b)	1,500	6,255
Pendrell Corp.	12,611	86,764
RCM Technologies, Inc.	3,957	26,631
Resources Connection, Inc.	18,026	289,317
RPX Corp.	23,785	313,724
Spherix, Inc. (a)(b)	17,579	23,556
Verisk Analytics, Inc. (a)(b)	77,076	7,431,668
Willdan Group, Inc. (b)	3,790	96,039
		21,436,653
Road & Rail - 1.0%
AMERCO (a)	9,308	3,450,196
ArcBest Corp.	12,222	462,603
Avis Budget Group, Inc. (a)(b)	38,725	1,475,423
Covenant Transport Group, Inc. Class A (b)	7,574	226,917
CSX Corp.	426,855	23,797,166
Daseke, Inc. (a)(b)	18,134	230,120
Heartland Express, Inc. (a)	39,011	891,011
J.B. Hunt Transport Services, Inc.	51,689	5,744,715
Landstar System, Inc.	19,373	1,999,294
Marten Transport Ltd.	25,413	512,072
Old Dominion Freight Lines, Inc.	38,340	4,955,062
P.A.M. Transportation Services, Inc. (b)	2,906	111,532
Patriot Transportation Holding, Inc. (b)	199	3,483
Saia, Inc. (b)	11,486	755,779
Student Transportation, Inc. (a)	47,416	274,172
U.S.A. Truck, Inc. (b)	3,742	70,050
Universal Logistics Holdings, Inc.	16,034	374,394
Werner Enterprises, Inc. (a)	35,664	1,362,365
YRC Worldwide, Inc. (b)	16,530	203,650
		46,900,004
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	28,095	1,800,328
BMC Stock Holdings, Inc. (b)	30,812	711,757
DXP Enterprises, Inc. (b)	7,792	216,618
Fastenal Co. (a)	134,144	7,027,804
General Finance Corp. (b)	12,327	77,660
H&E Equipment Services, Inc.	16,682	620,404
HD Supply Holdings, Inc. (b)	94,469	3,493,464
Houston Wire & Cable Co. (a)(b)	7,080	48,144
Huttig Building Products, Inc. (a)(b)	16,567	112,987
Lawson Products, Inc. (b)	4,692	120,819
Nexeo Solutions, Inc. (b)	43,193	342,520
Rush Enterprises, Inc.:
Class A (b)	18,180	885,548
Class B (b)	219	10,072
Titan Machinery, Inc. (b)	10,211	194,009
Transcat, Inc. (b)	3,442	48,188
Willis Lease Finance Corp. (b)	2,622	68,801
		15,779,123
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	4,198	169,977
Yangtze River Development Ltd. (a)(b)	74,790	1,158,497
		1,328,474

TOTAL INDUSTRIALS		211,322,476

INFORMATION TECHNOLOGY - 49.7%
Communications Equipment - 2.4%
ADTRAN, Inc.	21,326	492,631
Applied Optoelectronics, Inc. (a)(b)	8,946	390,582
Arris International PLC (b)	86,658	2,597,140
AudioCodes Ltd. (a)(b)	20,574	144,224
Aviat Networks, Inc. (b)	2,287	36,043
CalAmp Corp. (b)	15,959	364,663
Ceragon Networks Ltd. (b)	36,506	70,092
Cisco Systems, Inc. (a)	2,339,919	87,278,979
Clearfield, Inc. (a)(b)	10,561	154,191
ClearOne, Inc.	1,562	11,012
CommScope Holding Co., Inc. (a)(b)	91,796	3,303,738
Communications Systems, Inc.	2,071	7,911
Comtech Telecommunications Corp.	10,513	227,817
Dasan Zhone Solutions, Inc. (b)	3,200	26,624
Digi International, Inc. (b)	13,084	134,111
EchoStar Holding Corp. Class A (b)	22,789	1,363,922
EMCORE Corp. (b)	13,673	106,649
EXFO, Inc. (sub. vtg.) (b)	8,342	36,209
Extreme Networks, Inc. (b)	51,155	657,342
F5 Networks, Inc. (b)	29,533	3,963,329
Finisar Corp. (a)(b)	55,382	1,108,194
Gilat Satellite Networks Ltd. (b)	23,036	174,843
Harmonic, Inc. (a)(b)	36,590	153,678
Infinera Corp. (a)(b)	5,700	41,268
InterDigital, Inc.	16,367	1,245,529
Ituran Location & Control Ltd.	11,254	400,642
KVH Industries, Inc. (b)	9,269	100,105
Lantronix, Inc. (b)	8,577	17,154
Lumentum Holdings, Inc. (a)(b)	28,193	1,523,832
Mitel Networks Corp. (b)	59,863	468,129
NETGEAR, Inc. (a)(b)	14,967	770,801
NetScout Systems, Inc. (a)(b)	8,418	261,379
Oclaro, Inc. (a)(b)	78,646	559,960
Parkervision, Inc. (a)(b)	9,416	12,429
PC-Tel, Inc.	8,979	65,906
Radcom Ltd. (a)(b)	7,403	148,430
Radware Ltd. (a)(b)	20,525	415,426
Resonant, Inc. (a)(b)	5,889	41,871
Sierra Wireless, Inc. (b)	15,119	341,486
Silicom Ltd. (a)	3,732	271,018
Sonus Networks, Inc. (b)	23,742	184,475
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (a)	152,292	951,825
Tessco Technologies, Inc.	5,105	86,785
Ubiquiti Networks, Inc. (a)(b)	38,732	2,588,460
UTStarcom Holdings Corp. (b)	21,290	109,856
ViaSat, Inc. (a)(b)	26,503	1,967,583
Viavi Solutions, Inc. (b)	108,011	1,012,063
Westell Technologies, Inc. Class A (b)	4,115	16,789
Wi-Lan, Inc.	47,397	80,455
		116,487,580
Electronic Equipment & Components - 1.2%
Akoustis Technologies, Inc. (a)(b)	6,943	47,212
Applied DNA Sciences, Inc. (a)(b)	6,250	14,625
Bel Fuse, Inc.:
Class A	278	6,363
Class B (non-vtg.)	6,802	182,634
CDW Corp.	72,968	5,108,490
China BAK Battery, Inc. (a)(b)	782	1,329
ClearSign Combustion Corp. (a)(b)	5,845	13,297
Cognex Corp.	40,564	5,620,953
Coherent, Inc. (a)(b)	11,714	3,420,019
Control4 Corp. (b)	11,000	365,640
Daktronics, Inc.	24,622	235,879
Data I/O Corp. (b)	4,617	60,298
Deswell Industries, Inc.	1,530	4,330
Digital Ally, Inc. (a)(b)	7,523	18,055
Echelon Corp. (b)	3,473	16,531
Electro Scientific Industries, Inc. (b)	16,544	395,898
ePlus, Inc. (b)	6,332	514,158
FARO Technologies, Inc. (a)(b)	8,422	440,471
Flextronics International Ltd. (b)	250,736	4,530,800
FLIR Systems, Inc.	64,666	3,012,142
Frequency Electronics, Inc. (b)	4,423	41,488
Hollysys Automation Technologies Ltd. (a)	30,015	744,972
I. D. Systems Inc. (a)(b)	7,502	51,764
Identiv, Inc. (b)	5,445	17,315
II-VI, Inc. (a)(b)	30,118	1,427,593
Insight Enterprises, Inc. (b)	16,823	656,097
IntriCon Corp. (b)	5,239	91,944
IPG Photonics Corp. (a)(b)	25,429	5,822,732
Iteris, Inc. (a)(b)	15,658	100,368
Itron, Inc. (b)	19,439	1,252,844
KEY Tronic Corp. (b)	4,924	37,275
Kimball Electronics, Inc. (b)	12,103	252,348
LightPath Technologies, Inc. Class A (a)(b)	12,016	30,040
Littelfuse, Inc.	10,941	2,219,929
LRAD Corp. (b)	9,621	20,493
Luna Innovations, Inc. (b)	10,388	24,412
Magal Security Systems Ltd. (a)(b)	11,406	55,946
Maxwell Technologies, Inc. (a)(b)	16,295	90,600
Mesa Laboratories, Inc. (a)	1,941	261,220
MicroVision, Inc. (a)(b)	27,688	46,793
MTS Systems Corp. (a)	7,701	430,486
Napco Security Technolgies, Inc. (a)(b)	11,834	118,340
National Instruments Corp. (a)	60,974	2,679,807
Neonode, Inc. (a)(b)	20,179	16,345
NetList, Inc. (b)	25,631	8,202
Novanta, Inc. (b)	15,898	764,694
Orbotech Ltd. (b)	22,191	1,124,196
OSI Systems, Inc. (a)(b)	8,827	764,948
PC Connection, Inc.	12,843	352,027
PC Mall, Inc. (a)(b)	5,580	54,963
Perceptron, Inc. (b)	6,131	64,130
Plexus Corp. (b)	15,796	987,408
RadiSys Corp. (b)	15,770	11,772
Research Frontiers, Inc. (a)(b)	7,119	7,333
Richardson Electronics Ltd.	6,648	44,276
Sanmina Corp. (b)	35,358	1,202,172
ScanSource, Inc. (b)	11,521	414,756
Supercom Ltd. (a)(b)	7,335	30,294
Tech Data Corp. (b)	17,454	1,687,802
Trimble, Inc. (b)	120,467	5,058,409
TTM Technologies, Inc. (a)(b)	47,743	779,643
Universal Display Corp. (a)	22,220	4,021,820
Wayside Technology Group, Inc.	2,644	41,379
Zebra Technologies Corp. Class A (b)	25,163	2,775,982
		60,696,481
Internet Software & Services - 13.1%
21Vianet Group, Inc. ADR (a)(b)	21,265	151,832
2U, Inc. (a)(b)	22,482	1,441,096
Actua Corp. (b)	16,045	248,698
Akamai Technologies, Inc. (b)	80,547	4,492,912
Alarm.com Holdings, Inc. (a)(b)	23,739	973,062
Alphabet, Inc.:
Class A (b)	139,475	144,519,811
Class C (b)	162,743	166,227,328
ANGI Homeservices, Inc. Class A (a)(b)	27,317	316,331
AppFolio, Inc. (b)	5,841	252,039
Apptio, Inc. Class A(b)	9,883	220,490
Autoweb, Inc. (b)	4,883	41,213
Baidu.com, Inc. sponsored ADR (b)	128,984	30,773,003
Baozun, Inc. sponsored ADR (a)(b)	18,222	516,594
Bazaarvoice, Inc. (b)	37,635	205,111
Benefitfocus, Inc. (a)(b)	3,244	87,912
BlackLine, Inc. (a)(b)	23,780	872,013
Blucora, Inc. (b)	19,677	404,362
Brightcove, Inc. (b)	14,157	104,762
BroadVision, Inc. (b)	599	2,306
Carbonite, Inc. (a)(b)	12,808	308,032
CarGurus, Inc. Class A (a)	33,900	999,372
China Finance Online Co. Ltd. ADR (a)(b)	8,455	14,796
Cimpress NV (a)(b)	14,797	1,802,275
CommerceHub, Inc. Series A (a)(b)	19,522	446,273
Cornerstone OnDemand, Inc. (b)	26,260	970,832
CoStar Group, Inc. (b)	15,448	4,711,177
Coupa Software, Inc. (b)	23,874	845,856
Criteo SA sponsored ADR (a)(b)	29,445	981,991
Cyren Ltd. (b)	19,323	46,375
eBay, Inc. (b)	500,604	17,355,941
eGain Communications Corp. (b)	14,431	51,230
Endurance International Group Holdings, Inc. (a)(b)	22,623	211,525
Etsy, Inc. (a)(b)	53,812	885,746
Facebook, Inc. Class A (b)	1,108,967	196,486,773
Five9, Inc. (b)	25,949	636,010
Gogo, Inc. (a)(b)	5,852	64,431
Hortonworks, Inc. (b)	30,953	588,417
IAC/InterActiveCorp (b)	35,057	4,461,704
Internap Network Services Corp. (b)	9,074	161,608
iPass, Inc. (b)	28,524	18,387
j2 Global, Inc. (a)	22,379	1,688,719
Jmu Ltd. sponsored ADR (a)(b)	6,361	6,933
Limelight Networks, Inc. (b)	51,157	248,623
Liquidity Services, Inc. (b)	19,085	109,739
LivePerson, Inc. (b)	27,391	304,040
LogMeIn, Inc.	25,280	3,008,320
Marchex, Inc. Class B (a)(b)	21,411	70,656
Match Group, Inc. (a)(b)	24,929	732,913
MeetMe, Inc. (b)	30,230	76,784
MercadoLibre, Inc. (a)	20,624	5,674,487
Mimecast Ltd. (a)(b)	25,866	786,326
MINDBODY, Inc. (a)(b)	18,233	594,396
Momo, Inc. ADR (a)(b)	66,085	1,586,040
My Size, Inc. (a)(b)	8,696	8,691
NetEase, Inc. ADR (a)	35,623	11,709,636
NIC, Inc. (a)	9,362	155,409
NumereX Corp. Class A (b)	9,528	38,398
Nutanix, Inc. Class A (a)(b)	36,964	1,212,419
Okta, Inc.	7,796	227,721
Perion Network Ltd. (a)(b)	1,315	1,433
Points International Ltd. (b)	7,506	86,319
Professional Diversity Network, Inc. (a)(b)	1,922	9,187
QuinStreet, Inc. (b)	27,593	294,969
Qumu Corp. (b)	2,780	6,672
Reis, Inc.	7,676	166,569
Remark Holdings, Inc. (a)(b)	12,825	115,040
SecureWorks Corp. (b)	6,170	60,589
Seven Stars Cloud Group, Inc. (a)(b)	29,569	78,358
ShotSpotter, Inc. (a)	4,060	52,821
SINA Corp. (a)(b)	34,010	3,325,158
Sohu.com, Inc. (a)(b)	18,373	889,069
SPS Commerce, Inc. (b)	2,310	116,563
Stamps.com, Inc. (a)(b)	7,819	1,316,720
Support.com, Inc. (b)	16,704	39,923
Synacor, Inc. (a)(b)	19,246	47,153
TechTarget, Inc. (b)	19,894	278,317
The Trade Desk, Inc. (a)(b)	13,991	687,518
Tintri, Inc. (a)	26,691	142,263
Travelzoo, Inc. (b)	6,862	41,172
TrueCar, Inc. (a)(b)	47,865	583,474
Tucows, Inc. (a)(b)	5,097	323,150
VeriSign, Inc. (a)(b)	47,452	5,461,725
Web.com Group, Inc. (a)(b)	24,123	554,829
Weibo Corp. sponsored ADR (a)(b)	27,279	2,961,408
Wix.com Ltd. (a)(b)	21,005	1,153,175
Xunlei Ltd. sponsored ADR (a)(b)	16,359	223,300
Yandex NV Series A (b)	133,025	4,404,458
Yatra Online, Inc.	12,492	110,804
YY, Inc. ADR (b)	18,726	1,932,336
Zillow Group, Inc.:
Class A (a)(b)	25,995	1,067,355
Class C (a)(b)	57,140	2,345,026
		641,016,729
IT Services - 2.7%
Acxiom Corp. (b)	35,961	979,937
ALJ Regional Holdings, Inc. (a)(b)	15,043	55,057
Amdocs Ltd.	67,104	4,381,220
Automatic Data Processing, Inc.	207,819	23,786,963
Blackhawk Network Holdings, Inc. (a)(b)	26,650	979,388
Cass Information Systems, Inc.	5,897	401,645
China Customer Relations Centers, Inc. (a)(b)	7,958	122,712
China Information Technology, Inc. (b)	20,266	30,399
Cognizant Technology Solutions Corp. Class A	275,418	19,907,213
Computer Task Group, Inc. (b)	8,754	45,433
CSG Systems International, Inc.	15,561	714,094
CSP, Inc.	2,505	26,804
Edgewater Technology, Inc. (b)	6,041	37,817
Euronet Worldwide, Inc. (b)	24,742	2,260,182
Exela Technologies, Inc. (a)(b)	7,168	36,198
ExlService Holdings, Inc. (b)	15,037	922,971
Fiserv, Inc. (b)	97,082	12,761,429
Hackett Group, Inc.	13,892	226,856
Information Services Group, Inc. (b)	21,642	97,822
Innodata, Inc. (b)	162	193
Inpixon (b)	175	66
Jack Henry & Associates, Inc.	35,377	4,079,676
JetPay Corp. (b)	3,116	5,920
ManTech International Corp. Class A	12,185	621,191
Mattersight Corp. (a)(b)	20,265	54,716
ModusLink Global Solutions, Inc. (a)(b)	31,319	51,363
MoneyGram International, Inc. (a)(b)	23,636	336,577
Net 1 UEPS Technologies, Inc. (a)(b)	21,299	236,419
Paychex, Inc. (a)	168,558	11,345,639
PayPal Holdings, Inc. (b)	564,686	42,763,671
Perficient, Inc. (b)	17,917	346,873
PFSweb, Inc. (b)	9,371	66,534
Planet Payment, Inc. (b)	31,831	143,240
Presidio, Inc. (a)	43,131	665,943
PRG-Schultz International, Inc. (b)	9,282	70,079
QIWI PLC Class B sponsored ADR (a)	13,119	193,243
Sabre Corp. (a)	39,734	791,104
ServiceSource International, Inc. (b)	30,958	88,849
Sykes Enterprises, Inc. (b)	20,314	646,391
Syntel, Inc. (a)(b)	40,576	1,039,151
Teletech Holdings, Inc.	21,962	889,461
Virtusa Corp. (b)	14,348	665,030
		132,875,469
Semiconductors & Semiconductor Equipment - 10.4%
Acacia Communications, Inc. (a)(b)	18,372	710,629
Adesto Technologies Corp. (b)	6,015	49,323
Advanced Energy Industries, Inc. (b)	19,559	1,466,338
Advanced Micro Devices, Inc. (a)(b)	446,926	4,867,024
Alpha & Omega Semiconductor Ltd. (b)	13,400	235,974
Ambarella, Inc. (a)(b)	15,570	844,984
Amkor Technology, Inc. (b)	114,019	1,205,181
Amtech Systems, Inc. (b)	7,143	70,573
Analog Devices, Inc.	171,452	14,763,732
Applied Materials, Inc.	501,643	26,471,701
ASML Holding NV (a)	34,078	5,981,371
Atomera, Inc. (b)	6,089	24,173
Axcelis Technologies, Inc. (b)	13,514	432,448
AXT, Inc. (a)(b)	19,692	190,028
Broadcom Ltd.	190,665	52,993,430
Brooks Automation, Inc.	32,499	808,900
Cabot Microelectronics Corp.	11,437	1,101,612
Camtek Ltd.	16,454	99,218
Canadian Solar, Inc. (a)(b)	28,216	507,042
Cavium, Inc. (b)	33,282	2,844,945
Ceva, Inc. (b)	10,180	483,550
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	6,988	126,133
Cirrus Logic, Inc. (a)(b)	29,436	1,626,045
Cohu, Inc.	13,514	307,579
Cree, Inc. (a)(b)	46,128	1,639,389
CVD Equipment Corp. (a)(b)	3,218	40,386
CyberOptics Corp. (a)(b)	5,253	83,523
Cypress Semiconductor Corp. (a)	159,483	2,553,323
Diodes, Inc. (b)	23,421	686,235
DSP Group, Inc. (b)	10,444	136,294
Entegris, Inc.	68,500	2,075,550
Experi Corp.	6,191	119,486
First Solar, Inc. (b)	49,433	3,069,789
FormFactor, Inc. (b)	32,758	537,231
GSI Technology, Inc. (b)	9,353	74,543
Hanwha Solarone Co. Ltd. sponsored ADR (a)(b)	2,413	18,122
Himax Technologies, Inc. sponsored ADR (a)	50,546	693,997
Ichor Holdings Ltd. (a)	11,068	314,442
Integrated Device Technology, Inc. (a)(b)	60,855	1,831,127
Intel Corp. (a)	2,198,488	98,580,202
Intermolecular, Inc. (b)	16,622	22,107
IXYS Corp. (b)	15,079	366,420
JA Solar Holdings Co. Ltd. ADR (a)(b)	17,962	133,817
KLA-Tencor Corp. (a)	74,185	7,584,674
Kopin Corp. (a)(b)	35,617	114,687
Kulicke & Soffa Industries, Inc. (b)	32,745	813,058
Lam Research Corp.	76,005	14,618,042
Lattice Semiconductor Corp. (b)	58,906	345,778
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	9,649	314,461
Marvell Technology Group Ltd.	232,863	5,202,159
Maxim Integrated Products, Inc.	132,651	6,941,627
Mellanox Technologies Ltd. (a)(b)	23,844	1,409,180
Microchip Technology, Inc. (a)	109,025	9,484,085
Micron Technology, Inc. (b)	521,925	22,124,401
Microsemi Corp. (b)	54,837	2,898,135
MKS Instruments, Inc. (a)	25,873	2,439,824
Monolithic Power Systems, Inc. (a)	19,971	2,363,568
Nanometrics, Inc. (b)	11,968	301,115
Nova Measuring Instruments Ltd. (a)(b)	13,245	368,343
NVE Corp.	2,980	249,188
NVIDIA Corp.	280,995	56,398,506
NXP Semiconductors NV (a)(b)	160,591	18,209,413
O2Micro International Ltd. sponsored ADR (b)	13,662	25,138
ON Semiconductor Corp. (a)(b)	200,091	4,017,827
PDF Solutions, Inc. (a)(b)	7,479	135,295
Photronics, Inc. (b)	34,068	328,756
Pixelworks, Inc. (b)	14,146	81,340
Power Integrations, Inc.	13,958	1,095,703
Qorvo, Inc. (b)	60,098	4,602,305
Qualcomm, Inc.	690,317	45,795,630
QuickLogic Corp. (a)(b)	32,535	51,405
Rambus, Inc. (a)(b)	52,646	779,161
Rubicon Technology, Inc. (b)	229	1,924
SemiLEDs Corp. (b)	200	882
Semtech Corp. (b)	31,054	1,057,389
Sigma Designs, Inc. (b)	15,696	91,822
Silicon Laboratories, Inc. (a)(b)	20,646	1,880,851
Silicon Motion Technology Corp. sponsored ADR (a)	16,521	855,127
Siliconware Precision Industries Co. Ltd. sponsored ADR (a)	23,533	195,206
Skyworks Solutions, Inc.	85,832	8,990,044
SMART Global Holdings, Inc.	10,275	308,147
SolarEdge Technologies, Inc. (b)	19,749	718,864
SunPower Corp. (a)(b)	65,341	539,717
Synaptics, Inc. (a)(b)	3,033	114,465
Texas Instruments, Inc.	462,261	44,973,373
Tower Semiconductor Ltd. (a)(b)	44,863	1,579,626
Ultra Clean Holdings, Inc. (b)	15,545	326,134
Veeco Instruments, Inc. (a)(b)	1,403	22,658
Xcerra Corp. (b)	24,304	240,853
Xilinx, Inc. (a)	115,864	8,053,707
		510,231,509
Software - 10.9%
8x8, Inc. (b)	43,094	607,625
ACI Worldwide, Inc. (a)(b)	56,009	1,281,486
Activision Blizzard, Inc.	354,291	22,107,758
Adobe Systems, Inc. (b)	231,306	41,975,100
Agilysys, Inc. (b)	16,359	200,234
Allot Communications Ltd. (a)(b)	18,186	109,480
American Software, Inc. Class A	11,793	152,248
ANSYS, Inc. (b)	39,795	5,897,221
Aspen Technology, Inc. (b)	34,824	2,330,422
Asure Software, Inc. (a)(b)	9,142	131,279
Atlassian Corp. PLC (a)(b)	45,663	2,132,005
Attunity Ltd. (a)(b)	4,211	32,130
Autodesk, Inc. (b)	102,710	11,267,287
Aware, Inc. (b)	11,224	52,753
Blackbaud, Inc. (a)	22,336	2,198,979
Bottomline Technologies, Inc. (b)	18,884	629,404
BroadSoft, Inc. (b)	14,278	785,290
BSQUARE Corp. (b)	4,329	21,645
CA Technologies, Inc.	198,145	6,552,655
Cadence Design Systems, Inc. (b)	132,867	5,834,190
Callidus Software, Inc. (b)	30,946	905,944
CDK Global, Inc.	65,695	4,538,868
Changyou.com Ltd. (A Shares) ADR (a)(b)	9,360	341,453
Check Point Software Technologies Ltd. (a)(b)	76,838	8,013,435
Citrix Systems, Inc. (b)	70,772	6,201,750
CommVault Systems, Inc. (b)	21,421	1,154,592
CounterPath Corp. (b)	952	2,132
CyberArk Software Ltd. (a)(b)	15,387	724,112
Datawatch Corp. (b)	4,467	41,096
Descartes Systems Group, Inc. (b)	36,601	1,015,914
Digimarc Corp. (a)(b)	6,230	233,625
Digital Turbine, Inc. (a)(b)	32,983	58,050
Ebix, Inc. (a)	14,856	1,148,369
Electronic Arts, Inc. (b)	144,754	15,394,588
Everbridge, Inc. (b)	13,356	353,934
Evolving Systems, Inc. (b)	7,319	32,936
FireEye, Inc. (a)(b)	22,385	316,524
Form Holdings Corp. (a)(b)	8,159	9,546
Fortinet, Inc. (b)	83,572	3,515,038
Glu Mobile, Inc. (a)(b)	63,428	248,003
Gravity Co. Ltd. ADR (a)(b)	934	70,984
Imperva, Inc. (b)	15,546	641,273
Inseego Corp. (a)	20,286	37,326
Intuit, Inc.	119,570	18,798,795
Magic Software Enterprises Ltd. (a)	21,539	176,620
Manhattan Associates, Inc. (a)(b)	33,041	1,465,368
Materialise NV ADR (a)(b)	6,225	90,885
Microsoft Corp.	3,603,978	303,346,828
MicroStrategy, Inc. Class A (b)	1,324	181,070
Mitek Systems, Inc. (b)	15,155	136,395
MobileIron, Inc. (b)	43,976	171,506
Monotype Imaging Holdings, Inc.	21,185	533,862
NetSol Technologies, Inc. (b)	5,108	22,220
NICE Systems Ltd. sponsored ADR (a)	19,445	1,701,632
Nuance Communications, Inc. (b)	136,277	2,117,745
NXT-ID, Inc. (a)(b)	787	1,039
Open Text Corp. (a)	124,758	4,069,152
Parametric Technology Corp. (b)	54,724	3,484,824
Park City Group, Inc. (a)(b)	9,653	106,183
Paylocity Holding Corp. (b)	23,131	1,067,264
Pegasystems, Inc.	36,495	1,841,173
Polarityte, Inc. (b)	2,379	65,375
Progress Software Corp.	22,486	929,571
Proofpoint, Inc. (a)(b)	19,959	1,797,308
QAD, Inc. Class A	9,502	349,674
Qualys, Inc. (b)	17,361	1,022,563
Rapid7, Inc. (b)	10,135	191,653
RealPage, Inc. (b)	37,357	1,694,140
RMG Networks Holding Corp. (b)	6,918	6,572
Sapiens International Corp. NV (a)	25,327	302,911
SeaChange International, Inc. (b)	20,866	55,921
SITO Mobile Ltd. (a)(b)	11,960	79,654
Smith Micro Software, Inc. (a)(b)	735	1,683
Sonic Foundry, Inc. (b)	478	1,391
Sphere 3D Corp. (a)(b)	964	2,526
Splunk, Inc. (a)(b)	65,648	5,257,748
SS&C Technologies Holdings, Inc. (a)	97,426	4,022,720
Symantec Corp. (a)	289,751	8,394,086
Synchronoss Technologies, Inc. (a)(b)	1,188	11,928
Synopsys, Inc. (b)	69,470	6,278,699
Take-Two Interactive Software, Inc. (b)	50,657	5,650,788
Talend SA ADR (b)	8,905	355,933
TeleNav, Inc. (b)	20,010	110,055
The9 Ltd. sponsored ADR (b)	6,231	4,673
TiVo Corp.	21,237	378,019
Top Image Systems Ltd. (a)(b)	2,532	2,684
Ultimate Software Group, Inc. (a)(b)	14,358	3,029,969
Upland Software, Inc. (b)	8,828	206,928
Varonis Systems, Inc. (b)	12,603	633,931
Vasco Data Security International, Inc. (b)	12,047	161,430
Verint Systems, Inc. (b)	29,994	1,312,238
Workday, Inc. Class A (b)	22,644	2,332,332
Zix Corp. (b)	23,272	102,397
Zynga, Inc. (b)	360,444	1,477,820
		534,836,564
Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	2,416,128	415,211,551
Astro-Med, Inc.	3,663	53,663
Avid Technology, Inc. (a)(b)	21,480	144,560
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (b)	356	1,022
Concurrent Computer Corp.	5,268	31,819
CPI Card Group (a)	5,660	4,982
Cray, Inc. (b)	4,094	93,139
Electronics for Imaging, Inc. (a)(b)	4,305	132,422
Everspin Technologies, Inc. (a)(b)	6,447	51,834
Immersion Corp. (a)(b)	17,574	133,738
Intevac, Inc. (b)	9,781	72,868
Logitech International SA (a)	78,882	2,734,050
NetApp, Inc. (a)	127,124	7,183,777
On Track Innovations Ltd. (a)(b)	22,179	25,728
Seagate Technology LLC (a)	61,124	2,356,941
Stratasys Ltd. (a)(b)	5,525	120,335
Super Micro Computer, Inc. (a)(b)	4,382	96,623
Transact Technologies, Inc.	1,837	24,983
U.S.A. Technologies, Inc. (b)	20,926	182,056
Western Digital Corp.	138,431	10,916,669
		439,572,760

TOTAL INFORMATION TECHNOLOGY		2,435,717,092

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	13,424	509,441
Advanced Emissions Solutions, Inc. (a)	9,725	87,428
AgroFresh Solutions, Inc. (a)(b)	20,373	123,868
Balchem Corp. (a)	15,147	1,321,879
Burcon NutraScience Corp. (b)	1,697	816
Codexis, Inc. (b)	24,321	167,815
Fuwei Films Holdings Co. Ltd. (b)	232	659
Gulf Resources, Inc. (b)	18,051	27,979
Hawkins, Inc.	5,991	229,755
Innophos Holdings, Inc.	9,455	438,050
Innospec, Inc.	11,180	798,252
MagneGas Corp. (b)	2,363	933
Marrone Bio Innovations, Inc. (a)(b)	19,941	21,736
Methanex Corp. (a)	39,615	2,111,326
Northern Technologies International Corp.	430	8,579
Senomyx, Inc. (b)	3,481	5,152
Tantech Holdings Ltd. (a)(b)	12,107	34,868
Yield10 Bioscience, Inc. (b)	456	1,049
		5,889,585
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (b)	135	682
Tecnoglass, Inc. (a)	16,338	112,896
U.S. Concrete, Inc. (a)(b)	7,244	585,677
United States Lime & Minerals, Inc.	2,630	224,471
		923,726
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	52,428	1,514,121
UFP Technologies, Inc. (b)	5,073	139,761
		1,653,882
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	40,766	540,150
China Natural Resources, Inc. (a)(b)	11,233	27,577
Ferroglobe PLC (a)	79,748	1,301,487
Ferroglobe Representation & Warranty Insurance (c)	23,476	0
Haynes International, Inc. (a)	7,034	225,369
Kaiser Aluminum Corp.	7,695	745,338
Mountain Province Diamonds, Inc. (a)(b)	73,559	197,275
Olympic Steel, Inc.	6,599	131,452
Pan American Silver Corp.	72,791	1,102,056
Pershing Gold Corp. (a)(b)	17,038	48,218
Randgold Resources Ltd. sponsored ADR	18,027	1,654,158
Royal Gold, Inc. (a)	31,338	2,592,279
Schnitzer Steel Industries, Inc. Class A (a)	11,153	325,668
Ssr Mining, Inc. (a)(b)	55,264	459,797
Steel Dynamics, Inc.	112,877	4,345,765
Synalloy Corp.	4,836	62,384
Universal Stainless & Alloy Products, Inc. (b)	2,681	56,784
ZK International Group Co. Ltd.	8,117	63,556
		13,879,313
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	31,334	443,376
Pope Resources, Inc. LP	1,792	127,232
		570,608

TOTAL MATERIALS		22,917,114

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CareTrust (REIT), Inc.	40,901	745,216
CIM Commercial Trust Corp. (a)	31,786	565,791
CyrusOne, Inc.	43,736	2,657,399
Equinix, Inc.	36,785	17,086,265
Gaming & Leisure Properties	96,131	3,491,478
Gladstone Commercial Corp.	11,862	270,928
Gladstone Land Corp.	5,578	74,745
Global Self Storage, Inc.	4,374	21,083
Government Properties Income Trust	45,959	857,135
Hospitality Properties Trust (SBI)	77,851	2,334,751
Lamar Advertising Co. Class A (a)	38,747	2,914,937
Potlatch Corp.	18,771	968,584
Retail Opportunity Investments Corp.	51,926	1,016,192
Sabra Health Care REIT, Inc. (a)	80,906	1,556,631
SBA Communications Corp. Class A (b)	57,074	9,688,312
Select Income REIT	47,021	1,179,757
Senior Housing Properties Trust (SBI)	113,124	2,166,325
Sotherly Hotels, Inc.	7,917	53,361
Uniti Group, Inc. (a)	7,990	128,639
Wheeler REIT, Inc.	3,791	39,009
		47,816,538
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	9,479	252,710
Boston Omaha Corp. (a)	4,109	89,658
China HGS Real Estate, Inc. (a)(b)	7,388	10,713
Colliers International Group, Inc.	17,141	1,047,207
Cresud S.A.C.I.F. y A. sponsored ADR (a)	18,279	398,665
Elbit Imaging Ltd. (b)	37	88
FirstService Corp.	17,148	1,167,922
FRP Holdings, Inc. (b)	5,743	262,168
Griffin Industrial Realty, Inc.	2,554	93,221
Gyrodyne LLC	1,037	22,213
Landmark Infrastructure Partners LP	12,077	202,894
Redfin Corp. (a)	5,475	124,721
Stratus Properties, Inc.	4,283	133,630
		3,805,810

TOTAL REAL ESTATE		51,622,348

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (b)	28,590	59,753
Atlantic Tele-Network, Inc. (a)	7,850	469,116
B Communications Ltd. (a)(b)	6,422	99,220
Cogent Communications Group, Inc. (a)	21,235	994,860
Consolidated Communications Holdings, Inc. (a)	36,702	518,966
General Communications, Inc. Class A (b)	15,254	608,787
Hawaiian Telcom Holdco, Inc. (b)	5,699	179,803
Internet Gold Golden Lines Ltd. (b)	2,833	22,664
Iridium Communications, Inc. (a)(b)	44,902	554,540
magicJack VocalTec Ltd. (a)(b)	9,205	76,862
ORBCOMM, Inc. (a)(b)	33,754	363,193
PDVWireless, Inc. (a)(b)	6,652	217,188
Sify Technologies Ltd. sponsored ADR (a)	1,965	3,262
		4,168,214
Wireless Telecommunication Services - 0.7%
Boingo Wireless, Inc. (b)	17,559	433,707
Partner Communications Co. Ltd. ADR (b)	1,446	8,343
Shenandoah Telecommunications Co. (a)	23,353	895,588
Spok Holdings, Inc.	10,030	175,525
T-Mobile U.S., Inc. (b)	389,146	23,765,146
VimpelCom Ltd. sponsored ADR (a)	470,881	1,902,359
Vodafone Group PLC sponsored ADR	219,567	6,758,272
		33,938,940

TOTAL TELECOMMUNICATION SERVICES		38,107,154

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	16,607	1,096,062
Otter Tail Corp.	18,617	899,201
Spark Energy, Inc. Class A, (a)	5,832	72,900
		2,068,163
Gas Utilities - 0.0%
RGC Resources, Inc. (a)	3,685	98,132
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	13,237	199,349
Atlantica Yield PLC	45,455	1,021,374
Pattern Energy Group, Inc. (a)	43,551	981,640
TerraForm Global, Inc. (b)	48,764	229,191
VivoPower International PLC	1,305	3,654
		2,435,208
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	223,386
Cadiz, Inc. (a)(b)	9,697	132,849
Connecticut Water Service, Inc.	5,799	367,135
Consolidated Water Co., Inc. (a)	10,742	141,257
Global Water Resources, Inc.	9,461	91,582
Middlesex Water Co.	7,557	348,529
Pure Cycle Corp. (b)	11,638	80,884
York Water Co.	5,988	222,454
		1,608,076

TOTAL UTILITIES		6,209,579

TOTAL COMMON STOCKS
(Cost $3,054,947,391)		4,734,611,567
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.31% 12/14/17 to 6/21/18 (e)
(Cost $5,969,082)	6,000,000	5,965,898
	Shares	Value

Money Market Funds - 15.1%
Fidelity Cash Central Fund, 1.13% (f)	148,522,859	$148,552,564
Fidelity Securities Lending Cash Central Fund 1.13% (f)(g)	587,812,406	587,871,187
TOTAL MONEY MARKET FUNDS
(Cost $736,414,303)		736,423,751
TOTAL INVESTMENT IN SECURITIES - 111.8%
(Cost $3,797,330,776)		5,477,001,216
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(577,216,766)
NET ASSETS - 100%		$4,899,784,450

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,298	Dec. 2017	$165,339,240	$7,189,052	$7,189,052

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,783,004.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$886,208
Fidelity Securities Lending Cash Central Fund	4,426,582
Total	$5,312,790

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$833,272,680	$833,270,231	$--	$2,449
Consumer Staples	203,843,218	203,843,218	--	--
Energy	24,936,206	24,934,130	2	2,074
Financials	336,363,779	334,536,324	--	1,827,455
Health Care	570,299,921	570,111,732	--	188,189
Industrials	211,322,476	211,322,476	--	--
Information Technology	2,435,717,092	2,435,717,092	--	--
Materials	22,917,114	22,917,114	--	--
Real Estate	51,622,348	51,622,348	--	--
Telecommunication Services	38,107,154	38,107,154	--	--
Utilities	6,209,579	6,209,579	--	--
U.S. Government and Government Agency Obligations	5,965,898	--	5,965,898	--
Money Market Funds	736,423,751	736,423,751	--	--
Total Investments in Securities:	$5,477,001,216	$5,469,015,149	$5,965,900	$2,020,167
Derivative Instruments:
Assets
Futures Contracts	$7,189,052	$7,189,052	$--	$--
Total Assets	$7,189,052	$7,189,052	$--	$--
Total Derivative Instruments:	$7,189,052	$7,189,052	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,189,052	$0
Total Equity Risk	7,189,052	0
Total Value of Derivatives	$7,189,052	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017
Assets
Investment in securities, at value (including securities loaned of $577,883,932) — See accompanying schedule: Unaffiliated issuers (cost $3,060,916,473)	$4,740,577,465
Fidelity Central Funds (cost $736,414,303)	736,423,751
Total Investment in Securities (cost $3,797,330,776)		$5,477,001,216
Receivable for investments sold		665,549
Receivable for fund shares sold		7,195,564
Dividends receivable		5,715,340
Distributions receivable from Fidelity Central Funds		492,872
Receivable for daily variation margin on futures contracts		1,616,541
Prepaid expenses		8,977
Receivable from investment adviser for expense reductions		459,360
Total assets		5,493,155,419
Liabilities
Payable to custodian bank	$3
Payable for fund shares redeemed	3,790,904
Accrued management fee	975,210
Other affiliated payables	621,657
Other payables and accrued expenses	169,467
Collateral on securities loaned	587,813,728
Total liabilities		593,370,969
Net Assets		$4,899,784,450
Net Assets consist of:
Paid in capital		$3,223,240,006
Undistributed net investment income		31,680,956
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,995,763)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,686,859,251
Net Assets, for 53,889,951 shares outstanding		$4,899,784,450
Net Asset Value, offering price and redemption price per share ($4,899,784,450 ÷ 53,889,951 shares)		$90.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2017
Investment Income
Dividends		$44,270,547
Interest		37,032
Income from Fidelity Central Funds (including $4,426,582 from security lending)		5,312,790
Total income		49,620,369
Expenses
Management fee	$9,668,501
Transfer agent fees	5,623,911
Accounting and security lending fees	868,948
Custodian fees and expenses	68,421
Independent trustees' fees and expenses	14,794
Registration fees	338,983
Audit	87,475
Legal	37,952
Miscellaneous	27,068
Total expenses before reductions	16,736,053
Expense reductions	(5,015,865)	11,720,188
Net investment income (loss)		37,900,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(35,884,859)
Fidelity Central Funds	36,531
Foreign currency transactions	162
Futures contracts	7,740,781
Total net realized gain (loss)		(28,107,385)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,025,862,578
Fidelity Central Funds	(62,378)
Assets and liabilities in foreign currencies	250
Futures contracts	7,079,832
Total change in net unrealized appreciation (depreciation)		1,032,880,282
Net gain (loss)		1,004,772,897
Net increase (decrease) in net assets resulting from operations		$1,042,673,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,900,181	$27,967,394
Net realized gain (loss)	(28,107,385)	1,602,458
Change in net unrealized appreciation (depreciation)	1,032,880,282	130,659,112
Net increase (decrease) in net assets resulting from operations	1,042,673,078	160,228,964
Distributions to shareholders from net investment income	(26,158,541)	(17,116,229)
Distributions to shareholders from net realized gain	(1,095,008)	(14,738,930)
Total distributions	(27,253,549)	(31,855,159)
Share transactions
Proceeds from sales of shares	2,300,864,112	1,051,858,524
Reinvestment of distributions	26,226,029	30,550,054
Cost of shares redeemed	(1,157,870,501)	(572,369,348)
Net increase (decrease) in net assets resulting from share transactions	1,169,219,640	510,039,230
Redemption fees	8,315	347,337
Total increase (decrease) in net assets	2,184,647,484	638,760,372
Net Assets
Beginning of period	2,715,136,966	2,076,376,594
End of period	$4,899,784,450	$2,715,136,966
Other Information
Undistributed net investment income end of period	$31,680,956	$23,981,498
Shares
Sold	29,025,119	16,331,216
Issued in reinvestment of distributions	364,352	474,816
Redeemed	(14,037,907)	(8,850,966)
Net increase (decrease)	15,351,564	7,955,066

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$70.45	$67.89	$63.84	$54.46	$40.41
Income from Investment Operations
Net investment income (loss)A	.76	.78	.68	.75B	.57
Net realized and unrealized gain (loss)	20.38	2.80	4.13	9.54	13.95
Total from investment operations	21.14	3.58	4.81	10.29	14.52
Distributions from net investment income	(.65)	(.55)	(.52)	(.40)	(.48)
Distributions from net realized gain	(.03)	(.48)	(.26)	(.52)	–
Total distributions	(.67)C	(1.03)	(.78)	(.92)	(.48)
Redemption fees added to paid in capitalA	–D	.01	.02	.01	.01
Net asset value, end of period	$90.92	$70.45	$67.89	$63.84	$54.46
Total ReturnE	30.26%	5.43%	7.70%	19.25%	36.39%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%	.42%	.52%	.55%	.56%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.33%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.33%
Net investment income (loss)	.94%	1.20%	1.05%	1.31%B	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$4,899,784	$2,715,137	$2,076,377	$1,257,703	$688,916
Portfolio turnover rateH	11%	4%	9%	5%	14%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2017

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,761,586,981
Gross unrealized depreciation	(105,467,405)
Net unrealized appreciation (depreciation)	$1,656,119,576
Tax Cost	$3,820,881,640

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$33,690,989
Capital loss carryforward	$(12,424,936)
Net unrealized appreciation (depreciation) on securities and other investments	$1,655,278,391

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Long-term	$(12,424,936)

The tax character of distributions paid was as follows:

	November 30, 2017	November 30, 2016
Ordinary Income	$27,253,549	$ 17,116,229
Long-term Capital Gains	–	14,738,930
Total	$27,253,549	$ 31,855,159

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,534,439,258 and $425,404,653, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,564 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .29% of average net assets. This waiver will remain in place through January 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $5,014,038.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,827.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the Fund), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Nasdaq Composite Index Fund as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 18, 2018

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 143 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.29%	$1,000.00	$1,113.10	$1.54
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Fund voted to pay on December 26, 2017, to shareholders of record at the opening of business on December 27, 2017, a distribution of $0.023 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.636 per share from net investment income.

The fund designates 99% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2016.

At the July 2017 meeting, in connection with the renewal of the Advisory Contracts, the Board approved an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that, in 2014, the Board and the boards of other Fidelity funds formed the ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2016. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.29% through January 31, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although above the median of the universe presented for comparison, the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Series 100 Index Fund Annual Report November 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series 100 Index Fund	23.23%	15.12%	7.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series 100 Index Fund, a class of the fund, on March 29, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 100® Index performed over the same period.

Period Ending Values
$21,159	Fidelity® Series 100 Index Fund
$21,380	S&P 100® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 22.87% for the year ending November 30, 2017, rising steadily and closing the period at an all-time high after a particularly strong three-month finish. Early on, equities rallied on optimism for President Trump’s pro-business agenda but leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end with consumer sentiment and other market indicators staying positive. The lone exception was a brief cooldown in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, info tech (+41%) led by a wide margin, surging amid strong earnings growth from several major index constituents. Utilities and financials each gained about 25%, the latter group riding an uptick in bond yields. Conversely, consumer discretionary (+20%) also rose solidly but lagged the broader market, as many brick-and-mortar retailers continued to suffer from increased online competition. Rising interest rates held back real estate (+16%), while consumer staples (+15%) and telecom (+1%) struggled due to investors’ general preference for risk assets. Lastly, sluggish oil prices pushed energy to a -4% return.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund gained 23.23%, matching the benchmark S&P 100® Index. In a strong market environment, an increasingly narrow slice of growth companies led the way, many of them residing in the information technology sector – by far the top-performing group. Nine of the 11 sectors in the index rose for the period, with only energy (-2%), and real estate (-6%) losing ground. In absolute terms, consumer electronics company Apple performed extremely well, as the firm continued to benefit from growing demand for its iPhone® mobile devices and other products. Software manufacturer Microsoft reported financial progress from its shift in business strategy toward cloud computing and subscription-based software. Alphabet added significant value, as the parent company of Internet search giant Google continued to report stronger-than-expected quarterly earnings, while in the consumer discretionary sector, internet retailer Amazon.com also boosted results. In contrast, industrial conglomerate General Electric detracted; the company faced a variety of business challenges and, late in the period, cut its dividend. Elsewhere, oilfield services company Schlumberger struggled as oil prices remained low for much for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	6.1
Microsoft Corp.	4.5	4.1
Amazon.com, Inc.	3.3	3.0
Facebook, Inc. Class A	2.9	2.7
Johnson & Johnson	2.6	2.6
Berkshire Hathaway, Inc. Class B	2.6	2.4
JPMorgan Chase & Co.	2.6	2.3
Exxon Mobil Corp.	2.4	2.6
Alphabet, Inc. Class A	2.2	2.3
Alphabet, Inc. Class C	2.1	2.2
	31.4

Top Market Sectors as of November 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.6	26.6
Financials	14.6	13.7
Health Care	13.9	14.0
Consumer Discretionary	12.5	12.4
Consumer Staples	9.7	11.0
Industrials	8.5	8.8
Energy	5.9	6.1
Telecommunication Services	3.0	3.3
Utilities	1.6	1.6
Materials	1.5	1.4

Asset Allocation (% of fund's net assets)

As of November 30, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.5%

As of May 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.8%

Investments November 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.7%
Ford Motor Co.	961,869	$12,042,600
General Motors Co.	322,535	13,898,033
		25,940,633
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	199,203	34,256,940
Starbucks Corp.	355,100	20,531,882
		54,788,822
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	98,056	115,387,398
Priceline Group, Inc. (a)	12,065	20,989,601
		136,376,999
Media - 3.6%
Charter Communications, Inc. Class A (a)	49,469	16,137,282
Comcast Corp. Class A	1,156,842	43,427,849
The Walt Disney Co.	379,590	39,788,624
Time Warner, Inc.	191,285	17,504,490
Twenty-First Century Fox, Inc.:
Class A	258,851	8,267,701
Class B	108,010	3,364,512
		128,490,458
Multiline Retail - 0.2%
Target Corp.	134,323	8,045,948
Specialty Retail - 2.0%
Home Depot, Inc.	289,908	52,131,257
Lowe's Companies, Inc.	207,621	17,309,363
		69,440,620
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	323,141	19,524,179

TOTAL CONSUMER DISCRETIONARY		442,607,659

CONSUMER STAPLES - 9.7%
Beverages - 2.4%
PepsiCo, Inc.	351,313	40,934,991
The Coca-Cola Co.	944,073	43,210,221
		84,145,212
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	107,864	19,893,358
CVS Health Corp.	250,005	19,150,383
Wal-Mart Stores, Inc.	359,976	35,000,466
Walgreens Boots Alliance, Inc.	213,520	15,535,715
		89,579,922
Food Products - 0.8%
Mondelez International, Inc.	370,775	15,921,079
The Kraft Heinz Co.	146,807	11,945,686
		27,866,765
Household Products - 2.0%
Colgate-Palmolive Co.	216,626	15,694,554
Procter & Gamble Co.	627,127	56,435,159
		72,129,713
Tobacco - 2.0%
Altria Group, Inc.	471,835	32,004,568
Philip Morris International, Inc.	381,966	39,247,007
		71,251,575

TOTAL CONSUMER STAPLES		344,973,187

ENERGY - 5.9%
Energy Equipment & Services - 0.9%
Halliburton Co.	213,436	8,917,356
Schlumberger Ltd.	341,715	21,476,788
		30,394,144
Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	466,040	55,454,100
ConocoPhillips Co.	299,285	15,227,621
Exxon Mobil Corp.	1,042,075	86,794,427
Kinder Morgan, Inc.	472,163	8,135,368
Occidental Petroleum Corp.	188,034	13,256,397
		178,867,913

TOTAL ENERGY		209,262,057

FINANCIALS - 14.6%
Banks - 8.3%
Bank of America Corp.	2,413,084	67,976,576
Citigroup, Inc.	670,053	50,589,002
JPMorgan Chase & Co.	865,422	90,453,907
U.S. Bancorp	390,817	21,553,558
Wells Fargo & Co.	1,098,709	62,044,097
		292,617,140
Capital Markets - 1.9%
Bank of New York Mellon Corp.	254,085	13,908,613
BlackRock, Inc. Class A	30,484	15,278,276
Goldman Sachs Group, Inc.	88,484	21,912,178
Morgan Stanley	347,788	17,949,339
		69,048,406
Consumer Finance - 0.8%
American Express Co.	180,440	17,630,792
Capital One Financial Corp.	118,955	10,943,860
		28,574,652
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	473,210	91,334,262
Insurance - 1.0%
Allstate Corp.	88,870	9,123,394
American International Group, Inc.	222,176	13,321,673
MetLife, Inc.	261,392	14,031,523
		36,476,590

TOTAL FINANCIALS		518,051,050

HEALTH CARE - 13.9%
Biotechnology - 3.7%
AbbVie, Inc.	392,037	37,996,226
Amgen, Inc.	179,450	31,522,187
Biogen, Inc. (a)	51,998	16,752,196
Celgene Corp. (a)	192,404	19,400,095
Gilead Sciences, Inc.	321,168	24,016,943
		129,687,647
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	427,291	24,086,394
Danaher Corp.	150,344	14,186,460
Medtronic PLC	333,136	27,360,460
		65,633,314
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	237,781	54,254,491
Pharmaceuticals - 6.8%
Allergan PLC	82,216	14,291,607
Bristol-Myers Squibb Co.	403,309	25,485,096
Eli Lilly & Co.	238,275	20,167,596
Johnson & Johnson	660,079	91,968,807
Merck & Co., Inc.	672,662	37,178,029
Pfizer, Inc.	1,467,678	53,218,004
		242,309,139

TOTAL HEALTH CARE		491,884,591

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.0%
General Dynamics Corp.	68,492	14,188,803
Lockheed Martin Corp.	61,619	19,663,855
Raytheon Co.	71,381	13,644,478
The Boeing Co.	136,644	37,823,059
United Technologies Corp.	182,692	22,187,943
		107,508,138
Air Freight & Logistics - 1.0%
FedEx Corp.	60,695	14,048,465
United Parcel Service, Inc. Class B	169,390	20,572,416
		34,620,881
Electrical Equipment - 0.3%
Emerson Electric Co.	157,401	10,202,733
Industrial Conglomerates - 2.9%
3M Co.	146,763	35,683,956
General Electric Co.	2,129,257	38,944,111
Honeywell International, Inc.	187,483	29,239,849
		103,867,916
Machinery - 0.6%
Caterpillar, Inc.	145,339	20,514,600
Road & Rail - 0.7%
Union Pacific Corp.	196,839	24,900,134

TOTAL INDUSTRIALS		301,614,402

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,229,668	45,866,616
Internet Software & Services - 7.2%
Alphabet, Inc.:
Class A (a)	73,298	75,949,189
Class C (a)	74,237	75,826,414
Facebook, Inc. Class A (a)	582,938	103,284,955
		255,060,558
IT Services - 4.6%
Accenture PLC Class A	151,982	22,494,856
IBM Corp.	213,149	32,818,552
MasterCard, Inc. Class A	229,643	34,554,382
PayPal Holdings, Inc. (a)	277,964	21,050,214
Visa, Inc. Class A	449,899	50,654,128
		161,572,132
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	1,155,630	51,818,449
Qualcomm, Inc.	363,347	24,104,440
Texas Instruments, Inc.	243,481	23,688,266
		99,611,155
Software - 5.5%
Microsoft Corp.	1,894,220	159,436,497
Oracle Corp.	742,657	36,434,752
		195,871,249
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,270,289	218,299,161

TOTAL INFORMATION TECHNOLOGY		976,280,871

MATERIALS - 1.5%
Chemicals - 1.5%
DowDuPont, Inc.	573,815	41,291,727
Monsanto Co.	108,043	12,785,809
		54,077,536
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Simon Property Group, Inc.	76,444	12,364,817
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,510,016	54,934,382
Verizon Communications, Inc.	1,003,243	51,055,036
		105,989,418
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	172,123	15,349,929
Exelon Corp.	236,115	9,848,357
NextEra Energy, Inc.	115,136	18,196,093
Southern Co.	245,802	12,585,062
		55,979,441
TOTAL COMMON STOCKS
(Cost $2,659,751,890)		3,513,085,029
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (b)
(Cost $496,718)	500,000	496,065
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.13% (c)
(Cost $17,698,180)	17,694,641	17,698,180
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,677,946,788)		3,531,279,274
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,910,760
NET ASSETS - 100%		$3,541,190,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	215	Dec. 2017	$28,464,925	$635,767	$635,767

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,065.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,519
Fidelity Securities Lending Cash Central Fund	1,193
Total	$125,712

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$442,607,659	$442,607,659	$--	$--
Consumer Staples	344,973,187	344,973,187	--	--
Energy	209,262,057	209,262,057	--	--
Financials	518,051,050	518,051,050	--	--
Health Care	491,884,591	491,884,591	--	--
Industrials	301,614,402	301,614,402	--	--
Information Technology	976,280,871	976,280,871	--	--
Materials	54,077,536	54,077,536	--	--
Real Estate	12,364,817	12,364,817	--	--
Telecommunication Services	105,989,418	105,989,418	--	--
Utilities	55,979,441	55,979,441	--	--
U.S. Government and Government Agency Obligations	496,065	--	496,065	--
Money Market Funds	17,698,180	17,698,180	--	--
Total Investments in Securities:	$3,531,279,274	$3,530,783,209	$496,065	$--
Derivative Instruments:
Assets
Futures Contracts	$635,767	$635,767	$--	$--
Total Assets	$635,767	$635,767	$--	$--
Total Derivative Instruments:	$635,767	$635,767	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$635,767	$0
Total Equity Risk	635,767	0
Total Value of Derivatives	$635,767	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,660,248,608)	$3,513,581,094
Fidelity Central Funds (cost $17,698,180)	17,698,180
Total Investment in Securities (cost $2,677,946,788)		$3,531,279,274
Segregated cash with brokers for derivative instruments		413,411
Receivable for fund shares sold		1,366,569
Dividends receivable		8,951,617
Distributions receivable from Fidelity Central Funds		10,909
Receivable for daily variation margin on futures contracts		227,792
Total assets		3,542,249,572
Liabilities
Payable for fund shares redeemed	$1,051,624
Other payables and accrued expenses	7,914
Total liabilities		1,059,538
Net Assets		$3,541,190,034
Net Assets consist of:
Paid in capital		$2,827,658,864
Undistributed net investment income		69,542,669
Accumulated undistributed net realized gain (loss) on investments		(209,979,752)
Net unrealized appreciation (depreciation) on investments		853,968,253
Net Assets		$3,541,190,034
Series 100 Index:
Net Asset Value, offering price and redemption price per share ($3,541,190,034 ÷ 202,552,998 shares)		$17.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2017
Investment Income
Dividends		$74,993,785
Interest		8,180
Income from Fidelity Central Funds		125,712
Total income		75,127,677
Expenses
Management fee	$830,824
Transfer agent fees	401,937
Custodian fees and expenses	15,531
Independent trustees' fees and expenses	13,074
Interest	3,698
Miscellaneous	10,721
Total expenses before reductions	1,275,785
Expense reductions	(640)	1,275,145
Net investment income (loss)		73,852,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,220,777
Fidelity Central Funds	(825)
Futures contracts	3,518,239
Total net realized gain (loss)		144,738,191
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	489,795,058
Fidelity Central Funds	839
Futures contracts	386,200
Total change in net unrealized appreciation (depreciation)		490,182,097
Net gain (loss)		634,920,288
Net increase (decrease) in net assets resulting from operations		$708,772,820

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,852,532	$74,126,618
Net realized gain (loss)	144,738,191	110,667,969
Change in net unrealized appreciation (depreciation)	490,182,097	32,188,894
Net increase (decrease) in net assets resulting from operations	708,772,820	216,983,481
Distributions to shareholders from net investment income	(73,270,105)	(75,790,365)
Share transactions - net increase (decrease)	(327,906,362)	(288,847,188)
Total increase (decrease) in net assets	307,596,353	(147,654,072)
Net Assets
Beginning of period	3,233,593,681	3,381,247,753
End of period	$3,541,190,034	$3,233,593,681
Other Information
Undistributed net investment income end of period	$69,542,669	$68,942,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series 100 Index Fund

Years ended November 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.50	$13.87	$13.67	$11.77	$10.19
Income from Investment Operations
Net investment income (loss)A	.35	.31	.29	.27	.25
Net realized and unrealized gain (loss)	2.96	.63	.18	1.63	2.35
Total from investment operations	3.31	.94	.47	1.90	2.60
Distributions from net investment income	(.33)	(.31)	(.27)	–	(1.02)
Net asset value, end of period	$17.48	$14.50	$13.87	$13.67	$11.77
Total ReturnB	23.23%	7.00%	3.48%	16.14%	27.56%
Ratios to Average Net AssetsC,D
Expenses before reductions	.04%	.10%	.10%	.10%	.18%
Expenses net of fee waivers, if any	.04%	.10%	.10%	.10%	.17%
Expenses net of all reductions	.04%	.10%	.10%	.10%	.17%
Net investment income (loss)	2.17%	2.27%	2.17%	2.11%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,541,190	$1,544,113	$1,670,998	$1,814,733	$2,710,285
Portfolio turnover rateE	2%	4%	10%	8%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2017

1. Organization.

Fidelity Series 100 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series 100 Index.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,185,940,833
Gross unrealized depreciation	(350,851,313)
Net unrealized appreciation (depreciation)	$835,089,520
Tax Cost	$2,696,189,754

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$69,540,946
Capital loss carryforward	$(191,099,296)
Net unrealized appreciation (depreciation) on securities and other investments	$835,089,520

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(191,099,296)

The tax character of distributions paid was as follows:

	November 30, 2017	November 30, 2016
Ordinary Income	$73,270,105	$ 75,790,365

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,879,517 and $405,210,949, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee that was based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser paid all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee was reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser paid class-level expenses for Series 100 Index so that the total expenses did not exceed .10%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received transfer agent fees at an annual rate of .075% of average net assets for Series 100 Index. FIIOC received no fees for providing transfer agency services to Class F. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series 100 Index paid a portion of the transfer agent fees at an annual rate of .05% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series 100 Index	$401,937

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$23,555,667.94%		$3,698

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,721 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,193.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $640.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2017	Year ended November 30, 2016
From net investment income
Series 100 Index	$34,597,905	$37,042,690
Class F	38,672,200	38,747,675
Total	$73,270,105	$75,790,365

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2017	Year ended November 30, 2016	Year ended November 30, 2017	Year ended November 30, 2016
Series 100 Index
Shares sold	122,401,097	7,974,111	$1,966,050,563	$107,582,811
Reinvestment of distributions	2,361,632	2,823,376	34,597,905	37,042,690
Shares redeemed	(28,699,517)	(24,807,548)	(459,828,310)	(338,780,299)
Net increase (decrease)	96,063,212	(14,010,061)	$1,540,820,158	$(194,154,798)
Class F
Shares sold	9,266,828	15,865,327	$142,955,615	$214,624,314
Reinvestment of distributions	2,641,544	2,955,582	38,672,200	38,747,675
Shares redeemed	(128,385,820)	(25,631,264)	(2,050,354,335)	(348,064,379)
Net increase (decrease)	(116,477,448)	(6,810,355)	$(1,868,726,520)	$(94,692,390)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series 100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series 100 Index Fund (the Fund), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series 100 Index Fund as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
January 17, 2018

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 190 funds. Mr. Chiel oversees 145 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. Ms. Dorsey serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2008-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Series 100 Index	- %
Actual		$1,000.00	$1,110.50	$-
Hypothetical-C		$1,000.00	$1,025.07	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Fidelity Series 100 Index Fund designates 100% and Class F designates 98% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Series 100 Index Fund designates 100% and Class F designates 99% of the dividends distributed in during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series 100 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered that the Advisory Contracts currently in place had become effective on June 1, 2017 in connection with shareholders of certain other Fidelity funds that invest in the fund (referred to herein as Freedom Funds) voting to approve new management contracts for the Freedom Funds. The Board noted the Advisory Contracts implemented a new fee structure pursuant to which the fund does not pay a management fee to FMR. The Board also approved certain amendments to the sub-advisory agreements for the fund to ensure consistency in the sub-advisory fees paid under the new fee structure compared to the sub-advisory fees paid under the prior fee structure. The Board noted that the amendments will not result in any changes to the nature, extent, and quality of services provided to the fund.

In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's performance measured against the securities market index the fund seeks to track, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

The Board further considered that, effective June 1, 2017, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014% through January 31, 2021.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

HUN-ANN-0118
1.842443.110

Item 2.

Code of Ethics

As of the end of the period, November 30, 2017, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund and Fidelity Series 100 Index Fund (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$67,000	$100	$6,700	$1,900
Fidelity Series 100 Index Fund	$54,000	$100	$6,100	$1,500

November 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$70,000	$100	$6,500	$1,900
Fidelity Series 100 Index Fund	$56,000	$100	$6,100	$1,600

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2017A	November 30, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2017A	November 30, 2016A
Deloitte Entities	$310,000	$280,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 24, 2018